                                                     Registration No. 33-34720
                                                            File No. 811-06105

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ X]
Pre-Effective Amendment No.                                              [   ]
Post-Effective Amendment No. 31                                            [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
      Amendment No. 34

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               Oppenheimer Quest International Value Fund, Inc.
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [ X ] on March 30, 2005 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Quest International Value Fund, Inc. SM

Prospectus dated March 30, 2005

                                         Oppenheimer Quest International Value
                                         Fund, Inc. is a mutual fund that
                                         seeks long-term capital appreciation
                                         as its goal. It uses an international
                                         investment strategy primarily
                                         involving common stocks and other
                                         equity securities.

                                            This Prospectus contains important
                                         information about the Fund's objective,
                                         its investment policies, strategies and
                                         risks. It also contains important
                                         information about how to buy and sell
                                         shares of the Fund and other account
                                         features. Please read this Prospectus
                                         carefully before you invest and keep it
                                         for future reference about your account.

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

CONTENTS

            ABOUT THE FUND

            The  Fund's   Investment   Objective  and   Principal   Investment
            Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone
            By Wire

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund currently invests mainly in common stocks of companies believed by the Fund's investment manager, OppenheimerFunds,
Inc. (the "Manager") to be undervalued, that are domiciled outside the United
States or have their primary operations outside the U.S.

      The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

      The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in foreign common and preferred stock of issuers in at least five different countries outside the United States.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Manager, evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies using value criteria and a "bottom up"
investment approach. A "bottom-up" investment approach attempts to analyze individual stocks before considering the impact of general or industry economic trends. The portfolio manager uses value criteria to estimate a company's fair value and to compare the estimated fair value to the company's stock price. This approach includes fundamental analysis of a company's financial statements, profitability, and management structure. It also includes analysis of the company's operations, business strategy, product development, and competitive positioning, as well as the industry and sector of which the issuer is a part.

      The portfolio manager monitors individual issuers for changes in the factors above that may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets the portfolio manager's targeted price, or if the portfolio manager determines that a new or better investment idea has emerged.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risk of short-term share price fluctuations that are typical for a fund emphasizing investments in foreign equity securities. Since the Fund's income level will fluctuate, it is not designed for investors needing current income.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of an investor's retirement plan. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective. As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances. This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of foreign companies, the value of the Fund's holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets.
That volatility is likely to be even greater for stocks issued by small and mid-sized companies, in which the Fund may invest a substantial amount of its assets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well in circumstances under which "value" stocks in general have fallen. Different stock markets may behave differently from each other.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. To the extent the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Special Risks of Stocks Issued by Small- and Mid-Sized Companies. These
       companies can include both established and newer companies. While newer growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

      Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies.
       Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling securities of these issuers at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund.
       Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

RISKS OF VALUE INVESTING. In using a value investing style, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the Manager anticipates.

RISKS OF FOREIGN INVESTING. While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. In addition, foreign securities might not be as liquid as domestic securities. These risks could cause the prices of foreign stocks to fall and could therefore depress the Fund's share prices.

       Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of
The New York Stock Exchange (the "Exchange") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

Special Risks of Emerging Markets. Securities in emerging market countries may be more difficult to sell at an acceptable price, they may be illiquid, and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging market countries may have less developed trading markets and exchanges. They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the price of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, the stock markets can be volatile, particularly in emerging markets, and the prices of the Fund's shares will go up and down. The
Fund's investments in foreign securities subject it to risks that funds that focus on domestic securities do not have. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund may be less volatile than funds that emphasize investments in emerging markets or small-cap stocks but has greater risks than funds that invest in both stocks and investment grade bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year) [See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

As of December 31, 2004, the year-to-date return before taxes for Class A shares was 14.10%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 16.48% (2nd Qtr 03) and the lowest return (not annualized) before taxes for a calendar quarter was -16.27% (3rd Qtr
02).

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Average Annual Total Returns                    5 Years          10 Years
for    the    periods    ended                (or life of       (or life of
December 31, 2004                 1 Year    class, if less)   class, if less)
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Class  A   Shares   (inception
7/2/90)                           7.54%          1.00%             9.03%
  Return Before Taxes             7.51%          0.64%             7.55%
  Return After Taxes on           4.93%          0.73%             7.20%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares
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MSCI EAFE Index (reflects no
deduction for fees, expenses
or taxes)                         20.70%         -0.80%            5.94%
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Morgan Stanley Capital
International World Index
(reflects no deduction for        15.25%         -2.05%            8.53%
fees, expenses or taxes)
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Class  B   Shares   (inception    8.08%          1.09%             9.35%
9/1/93)
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Class  C   Shares   (inception    12.04%         1.47%             9.01%
9/1/93)
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Class  N   Shares   (inception    12.65%         3.23%              N/A
3/1/01)
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The Fund's average annual total returns include applicable sales charges: for
Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and
for Class C and Class N shares, the 1% contingent deferred sales charge for the
1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Morgan
Stanley Capital International EAFE (Europe, Australia, Far East) Index, an
unmanaged index of equity securities that is widely recognized as a measure of international stock performance. Prior to August 29, 2003, the Fund used a global investment style and compared its performance to the Morgan Stanley
Capital International World Index. The Fund's performance is also compared to this index in the table above. The indices' performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The
Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal year ended November 30, 2004.

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Shareholder Fees (charges paid directly from your investment):
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                                 Class A      Class B   Class C    Class N
                                   Shares     Shares      Shares     Shares
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Maximum Sales Charge (Load) on     5.75%       None        None       None
purchases (as % of offering
price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or     None1        5%2        1%3        1%4
redemption proceeds)
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Redemption Fee (as a percentage    2.00%       2.00%      2.00%      2.00%
of total redemption proceeds)5
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                 Class A    Class B    Class C     Class N
                                   Shares     Shares    Shares       Shares
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Management Fees                    0.60%      0.60%       0.60%      0.60%
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Distribution and/or Service        0.24%      1.00%       1.00%      0.50%
(12b-1) Fees

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Other Expenses                     0.55%      0.68%       0.64%      0.66%
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Total Annual Operating Expenses    1.39%      2.28%       2.24%      1.76%
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Effective January 1, 2005, the management fee rate schedule has been reduced as described below in "How the Fund is Managed - The Manager - Advisory Fees".
"Management Fees" in the table above assume that the revised management fee schedule, effective January 1, 2005, was in effect for the Fund's fiscal year ended November 30, 2004. During the fiscal year ended November 30, 2004, the actual management fees were 0.75% for each class of shares, and the "Total
Annual Operating Expenses" (before the expense waiver discussed below) were
1.54% for Class A shares, 2.43% for Class B shares, 2.39% for Class C shares and
1.91% for Class N shares.

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total
Annual Operating Expenses" as percentages of average daily net assets were 0.65%
and 1.90% for Class N shares, respectively. Class A, Class B and Class C shares were the same as shown above.

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The redemption fee applies to the proceeds of Fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

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If shares are redeemed:      1 Year        3 Years       5 Years      10 Years
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Class A Shares                $709          $993         $1,297        $2158
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Class B Shares                $734         $1,020        $1,434       $2,2081
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Class C Shares                $330          $708         $1,213        $2,603
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Class N Shares                $280          $559          $962         $2,091
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If   shares    are   not     1 Year        3 Years       5 Years      10 Years
redeemed:
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Class A Shares                $709          $993         $1,297        $2,158
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Class B Shares                $234          $720         $1,234       $2,2081
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Class C Shares                $230          $708         $1,213        $2,603
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Class N Shares                $180          $559          $962         $2,091
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In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B,
Class C and Class N expenses do not include the contingent deferred sales charges.
1. Class B expenses for years 7 through 10 are based on Class A expenses because
   Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the evaluation of individual issuers and economic and market trends by the Manager.
The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased and by diversifying the Fund's investments. That means the Fund does not hold a substantial percentage of the stock of any one company and does not invest too great a percentage of its assets in any one company.
Also, the Fund does not concentrate 25% or more of its investments in any one industry. The Fund may invest up to 10% of its assets in the securities of U.S.
issuers.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock and Other Equity Investments. The Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek capital growth. The Fund can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. The Fund can buy securities issued by domestic or foreign companies.

     Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of their feature allowing them to be converted into common stock. In these cases, their credit rating has less impact on the investment decision than in the case of other debt securities. Convertible securities are subject to credit risk and interest rate risk, discussed below.

     The Fund can buy convertible securities rated as low as "B" by Moody's
     Investor Services, Inc. or Standard & Poor's Rating Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager).
     Those ratings are below "investment grade" and the securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities. These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

o     Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the
      Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. The debt securities the Fund may invest in, particularly high-yield, lower-grade debt securities are subject to risks of default. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

o     Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued debt securities generally rise.
      When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.  The
      Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. These techniques have certain risks, although some are designed to help reduce overall investment or market risks. The Manager might not always use all of the different types of techniques and investments described below.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in stocks of companies in a single industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.
      To the extent that the Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Money Market Instruments. For liquidity and defensive purposes, the Fund can also invest in "money market instruments." These are U.S. Government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers'
      acceptances and repurchase agreements.

Investing in Small, Unseasoned Companies. The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, so that the Fund could have difficulty selling them at an acceptable price when it wants to. The prices of these securities may be very volatile.

Investing in Other Investment Companies. The Fund can invest up to 10% of its total assets in shares of other investment companies. It can invest up to
      5% of its total assets in any one investment company (but cannot own more than 3% of the outstanding voting stock of that company). These limits do not apply to shares acquired in a merger, consolidation, reorganization or acquisition of another investment company. Because the Fund would be subject to its ratable share of the other investment company's expenses, the Fund will not make these investments unless the Manager believes that the potential investment benefits justify the added costs and expenses.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or sell them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to
      15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund does not expect to engage in active and frequent trading to try to achieve its objective. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
      Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Loans of Portfolio Securities. The Fund has entered into a Securities Lending
      Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the
      Fund's Securities Lending Guidelines, adopted by the Fund's Board of
      Directors. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

Hedging. The Fund can buy and sell certain kinds of futures contracts, swaps and put and call options, and can enter into forward contracts. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its goal. While it does use forward contracts or swaps to attempt to hedge foreign currency risks, it does not make extensive use of other hedging instruments. It does not use hedging instruments for speculative purposes, and has limits on its use of them.

      Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts and currency swaps are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options could be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Option trading involves the payment of premiums, can increase portfolio turnover, and has special tax effects on the Fund. There are special risks in particular hedging strategies.

      Hedging involves risks. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100%
      of its assets in temporary investments that are inconsistent with the
      Fund's principal investment strategies. Generally they would be short-term
      U.S. Government securities and the types of money market instruments described above. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also makes disclosures of the portfolio securities holdings in the Statement of
Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995 and assumed responsibility for day-to-day management of the Fund's portfolio on January 1, 2005. From November
22, 1995 to December 31, 2004, the Manager had engaged OpCap Advisors as the
Fund's Sub-advisor. Under the former sub-advisory agreement with OpCap Advisors, the Manager, not the Fund, paid the Sub-advisor an annual fee. That fee was calculated as a percentage of the fee the Fund paid the Manager. The rate was
40% of the advisory and administrative fees collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee collected by the Manager on assets in excess of that amount.

      The Manager has been an investment advisor since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $170 billion of assets as of December 31, 2004, including other Oppenheimer funds with more than
7 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. Under the investment advisory agreement, effective January 1,
      2005, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $500 million of average annual net assets of the Fund, 0.60% of the next $500 million and
      0.55% of average annual net assets in excess of $1 billion. From January
      1, 2004 through December 31, 2004, the annual advisory fee rate was: 0.75%
      of the first $400 million of average annual net assets of the Fund, 0.65%
      of the next $400 million, 0.60% of the next $400 million and 0.55% of average annual net assets in excess of $1.2 billion. The Fund's management fee for its last fiscal year ended November 30, 2004 (under the higher advisory fee schedule then in effect) was 0.75% of average annual net assets for each class of shares.

      Under a separate administration agreement, the Manager provides administrative services to the Fund and handles its business affairs at a fee of 0.25% of the first $500 million of average annual net assts of the
      Fund and 0.15% of average annual net assets in excess of $500 million.

 Portfolio Manager. The Fund's portfolio is managed by Dominic Freud. Mr. Freud is the person primarily responsible for the day-to-day management of the
      Fund's portfolio since January1, 2005. Mr. Freud is a Vice President of the Fund and has been a Vice President of the Manager since April 2003 and a Vice President and Portfolio Manager of other portfolios in the
      OppenheimerFunds complex. He was formerly a Partner and European Equity
      Portfolio Manager at SLS Management from January 2002 through February
      2003 prior to which he was head of the European equities desk and managing director at SG Cowen from May 1994 through January 2002. The Statement of
      Additional Information provides additional information about the Portfolio
      Manager's compensation, other accounts he manages and his ownership of
      Fund shares.

Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer
      Agent, as well as 51 of the Oppenheimer funds (collectively the "funds")
      including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of
      New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act and the
      Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
      Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
      Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
      you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.
      Before sending a wire, call the Distributor's Wire Department at
      1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the
      Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans: o If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day").
      The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and
      U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the
      Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the
      Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the
      Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
      You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy
      Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the
      Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
      (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of
      Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase                   Front-End      Front-End     Concession
                                                       Sales

                                                    Charge As a       As a
                                        Sales      Percentage of   Percentage

                                     Charge As a        Net            of
                                    Percentage of      Amount       Offering
                                    Offering Price    Invested       Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000                      5.75%          6.10%         4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but less than          5.50%          5.82%         4.75%
 $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but less than          4.75%          4.99%         4.00%
 $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but less than         3.75%          3.90%         3.00%
 $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but less than         2.50%          2.56%         2.00%
 $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but less than $1      2.00%          2.04%         1.60%
 million
 ------------------------------------------------------------------------------

      Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
      B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money
      Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts
      (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account
      (including employee benefit plans for the same employer) that has multiple accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the Fund's
      Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of
      Accumulation at the time of your purchase.

      To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what
      Class A sales charge breakpoints you may qualify for on your current purchase.

   o  Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is
      a written statement of your intention to purchase a specified value Class
      A, Class B or Class C shares of the Fund or other Oppenheimer funds over a
      13-month period. The total amount of your intended purchases of Class A,
      Class B or Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter. Your Class A shares of Oppenheimer Money
      Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge will not be counted for this purpose. Submitting a Letter of
      Intent does not obligate you to purchase the specified amount of shares.
      You also may be able to apply the Right of Accumulation to these purchases.

      If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
      Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment. Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the
      Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o     Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this
      Prospectus and in the Statement of Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege. Within six months of a redemption of certain
      Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
      Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor).
      These are described in greater detail in Appendix C to the Statement of
      Additional Information, which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and Services" - "Forms & Literature" -
      "Order Literature" - "Statements of Additional Information"). A
      description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks: "Research Funds" - "Fund Documents" - "View a
      description..."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the
      Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of
      Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement
      Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts"). However, those Class
      A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than
      OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to
      1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25%
      of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------

Years Since Beginning of       Contingent Deferred Sales Charge on Redemptions
Month in Which Purchase Order  in That Year (As % of Amount Subject to Charge)
was Accepted

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                          5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                          4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                          3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                          3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                          2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                          1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                    None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
      Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any
      Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and
      Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within
      18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Distribution and Service Plan for Class A Shares. The Fund has adopted a
      Distribution and Service Plan for Class A shares. The Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class
      A shares. The Distributor currently uses all of the service fee to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The plan also provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund (the Board of
      Directors has set that rate at zero). Prior to January 1, 2003, the Fund paid the Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before
      September 1, 1993, and 0.10% of average annual net assets representing
      Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers.

      With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
      has adopted Distribution and Service Plans for Class B, Class C and Class
      N shares to pay the Distributor for its services and costs in distributing
      Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on Class N shares. The
      Distributor also receives a service fee of 0.25% per year under the Class
      B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the
      Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of
      Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.
      The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the
      Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer
      Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677. Purchasing Shares. You may purchase shares in amounts up to $100,000 by
      phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
      PhoneLink number and the Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k)Plans. These are special retirement plans for businesses. Pension and
      Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Redemption Fee. The Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase. The fee applies in the case of shares redeemed in exchange transactions. The redemption fee is collected by the Transfer Agent and paid to the Fund. It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading. The fee is imposed to the extent that Fund shares redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

      The redemption fee is not imposed on shares:
o     held in omnibus accounts of a financial intermediary, such as a broker-dealer or a retirement plan fiduciary (however, shares held in retirement plans that are not in omnibus accounts, Oppenheimer-sponsored retirement plans such as IRAs, and 403(b)(7) plans are subject to the fee), if those institutions have not implemented the system changes necessary to be capable of processing the redemption fee;
o     held by investors in certain asset allocation programs that offer automatic re-balancing or wrap-fee or similar fee-based programs and that have been identified to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the OppenheimerFunds
      Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o You wish to redeem more than $100,000 and receive a check. o The redemption check is not payable to all shareholders listed on the
      account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes: o
   Your name, o The Fund's name, o Your Fund account number (from your account statement), o The dollar amount or number of shares to be redeemed, o Any special payment instructions, o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00
P.M., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on
the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and 3.
   shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o The prospectus of the selected fund must offer the exchange privilege. o
   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o You must meet the minimum purchase requirements for the selected fund. o
   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

      In some cases, sales charges may be imposed on exchange transactions. In general, a contingent deferred sales charge (CDSC) is not imposed on exchanges of shares that are subject to a CDSC. However, if you exchange shares that are subject to a CDSC, the CDSC holding period will be carried over to the acquired shares, and the CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send an OppenheimerFunds Exchange Request form, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the
      OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address. Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the Exchange that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers. The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus. The
      Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances.
      Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders. The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges. The Transfer Agent
      may send a written warning to direct shareholders whom the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

      While the Fund, the Distributor, the Manager and the Transfer Agent
encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

      However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity. Those additional policies and procedures will take effect on June 20, 2005:

o     30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions. Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the
      30-day limit. However, investment programs by other Oppenheimer
      "funds-of-funds" that entail rebalancing of investments in underlying
      Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information. A
$12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last "regular business day" of September. See the Statement of Additional Information to
      learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
      NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
      10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the
      Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the
      Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

Federal regulations may require the Fund to obtain your name, your date of birth
      (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification
      Number or other government issued identification when you open an account.
      Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The
      Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the
      Fund may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer
      Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Directors. Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue
Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED NOVEMBER 30,                2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.62      $  12.58      $  14.76       $  17.93       $  22.05
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .08 1         .06           .02            .02            .10
Net realized and unrealized gain (loss)           2.58          2.98         (2.20)         (1.62)           .24
                                              ---------------------------------------------------------------------
Total from investment operations                  2.66          3.04         (2.18)         (1.60)           .34
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.22)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.46)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  18.28      $  15.62      $  12.58       $  14.76       $  17.93
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               17.03%        24.17%       (14.77)%       (10.04)%         1.47%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $310,363      $245,349      $191,096       $238,882       $285,836
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $274,682      $203,459      $216,977       $269,338       $325,539
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             0.48%         0.51%         0.09%          0.12%          0.47%
Total expenses                                    1.54% 4       1.59% 4,5     1.66% 4,5      1.71% 4        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS B    YEAR ENDED NOVEMBER 30,                2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.78      $  12.00      $  14.18       $  17.38       $  21.50
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.06) 1       (.15)         (.11)          (.08)          (.02)
Net realized and unrealized gain (loss)           2.42          2.93         (2.07)         (1.55)           .25
                                              ---------------------------------------------------------------------
Total from investment operations                  2.36          2.78         (2.18)         (1.63)           .23
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.11)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.35)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.14      $  14.78      $  12.00       $  14.18       $  17.38
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               15.97%        23.17%       (15.37)%       (10.57)%         0.91%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 47,739      $ 52,459      $ 65,144       $ 93,590       $114,765
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 48,168      $ 55,378      $ 79,996       $105,464       $128,686
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.41)%       (0.31)%       (0.63)%        (0.48)%        (0.09)%
Total expenses                                    2.43%         2.47%         2.36%          2.31%          2.24%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 4        2.44%          N/A 4,5        N/A            N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED NOVEMBER 30,               2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.73      $  11.96      $  14.14       $  17.33       $  21.46
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.06) 1       (.05)         (.12)          (.07)          (.02)
Net realized and unrealized gain (loss)           2.42          2.82         (2.06)         (1.55)           .25
                                              ---------------------------------------------------------------------
Total from investment operations                  2.36          2.77         (2.18)         (1.62)           .23
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.12)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.36)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.09      $  14.73      $  11.96       $  14.14       $  17.33
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               16.02%        23.16%       (15.42)%       (10.54)%         0.91%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 40,169      $ 31,076      $ 26,361       $ 39,429       $ 45,179
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 35,555      $ 26,952      $ 33,801       $ 42,552       $ 51,539
Ratios to average net assets: 3
Net investment loss                              (0.36)%       (0.33)%       (0.63)%        (0.48)%        (0.10)%
Total expenses                                    2.39%         2.46%         2.37%          2.31%          2.24%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 4,5      2.43%          N/A 4,5        N/A 4          N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS N    YEAR ENDED NOVEMBER 30,                       2004         2003         2002        2001 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 15.52      $ 12.54      $ 14.76       $ 16.58
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .03 2        .01         (.01)           -- 3
Net realized and unrealized gain (loss)                  2.55         2.97        (2.21)        (1.82)
                                                      -------------------------------------------------
Total from investment operations                         2.58         2.98        (2.22)        (1.82)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --           --           --            --
Distributions from net realized gain                       --           --           --            --
                                                      -------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --           --           --            --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 18.10      $ 15.52      $ 12.54       $ 14.76
                                                      =================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      16.62%       23.76%      (15.04)%      (10.98)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 6,020      $ 2,329      $ 1,137       $   522
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,210      $ 1,637      $ 1,058       $   275
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                             0.19%        0.17%       (0.02)%       (0.05)%
Total expenses                                           1.91%        2.04%        1.90%         1.81%
Expenses after payments and waivers and reduction
to custodian expenses                                     N/A 6,7     1.92%         N/A 6,7       N/A 6
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    87%         150%          75%           71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest International Value Fund, Inc. SM

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or

                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No one has
been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus.
This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:        [logo]   OppenheimerFunds
                                                      Distributor, Inc.
The Fund's SEC File No 811-06105
PR0254.001.0305
Printed on recycled paper

                            Appendix to Prospectus of
             Oppenheimer Quest International Value Fund, Inc. SM

      Graphic Material included in the Prospectus of Oppenheimer Quest
International Value Fund, Inc. (the "Fund") under the heading "Annual Total
Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

      -------------------------------------------------------
         Calendar Year Ended        Annual Total Returns
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/95                    20.75%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/96                    16.29%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/97                    14.61%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/98                    12.31%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/99                    24.99%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/00                     2.21%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/01                    -14.06%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/02                    -17.71%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/03                    35.21%
      -------------------------------------------------------
      -------------------------------------------------------
               12/31/04                    14.10%
      -------------------------------------------------------

----------------------------------------------------------------------------------------------------

          Oppenheimer
          Quest International Value Fund, Inc.

          6803 South Tucson Way, Centennial, Colorado 80112
          1.800.225.5677

          Statement of Additional Information dated March 30, 2005

------------------------------------------------------------------------------
This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated March 30, 2005. It should be read together with the
Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by
calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                 Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks....  2
    The Fund's Investment Policies.......................................  2
    Other Investment Techniques and Strategies...........................
    Other Investment Restrictions........................................
    Disclosure of Portfolio Holdings.....................................
How the Fund is Managed .................................................
    Organization and History.............................................
    Board of Directors and Oversight Committees..........................
    Directors and Officers of the Fund...................................
    The Manager..........................................................
Brokerage Policies of the Fund...........................................
Distribution and Service Plans...........................................
Performance of the Fund..................................................

About Your Account
How To Buy Shares........................................................
How To Sell Shares.......................................................
How To Exchange Shares...................................................
Dividends, Capital Gains and Taxes.......................................
Additional Information About the Fund....................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report...................
Financial Statements.....................................................

A B O U T   T H E   F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds,
Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager, may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective.
It may use some of the special investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of corporate issuers, that process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign securities, the Manager may also consider the conditions of a particular country's economy in relation to the U.S. economy or other foreign economies, special political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets and other factors when evaluating the securities of issuers in a particular country.

      |X| Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range. At times, the Fund may increase the relative emphasis of its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller-capitalization companies at times of market volatility, the Fund's share price could fluctuate more than that of funds focusing on larger-capitalization issuers.

      |_| Value Investing. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style. In using a value approach, the portfolio manager seeks stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. This approach is subject to change and may not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using value investing requires research as to the issuer's underlying financial condition and prospects. Some of the measures used to identify these securities include, among others:
      o  Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.
      o  Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.
      o  Discounted Future Value Analysis, which involves two steps: determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and then comparing the probable value to the current stock price to determine if the stock is sufficiently undervalued and if it offers an attractive return over the investment horizon.
      o  Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

      |_| Preferred Stocks. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends can be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuers of common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline.

      The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.

      |_| Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. The
Fund cannot invest more than 5% of its total assets in warrants. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation. They are subject to credit risk and interest rate risk which are described below.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) may cause them to be regarded by the Manager more as "equity equivalents." As a result, the credit rating assigned to the security has less impact on the
Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)        whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)        whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
           (considering the effect of conversion of the convertible securities),
           and
(3)        the extent to which the convertible security may be a defensive
           "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X| Foreign Securities. The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments and their agencies and instrumentalities. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies or instrumentalities.
Securities of foreign issuers that are represented by American Depository
Receipts, European Depository Receipts, Global Depository Receipts or similar depository arrangements or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities"
for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S.
dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development
Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign investments due to changes in currency rates, currency devaluations or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |X| Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRC ss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs would be considered foreign securities for the purposes of any minimum percentage requirements or limitations of investing in foreign securities imposed on the Fund.

      Subject to the limits under the Investment Company Act, the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies."

      |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its annual portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal
Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X| Investments in Debt Securities. The Fund can invest in convertible securities, bonds, debentures and other debt securities. It can invest in them for capital appreciation possibilities as well as for liquidity or defensive purposes. Because the Fund currently emphasizes investments in equity securities, such as stocks, it does not anticipate that under normal market conditions it will invest no more than 10% in debt securities.

      |_| Credit Risk. Credit risk relates to the ability of the issuer of a debt security to meet interest and principal payment of obligations as they become due. The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc. ("Moody's"), at least "BBB" by Standard & Poor's Rating Service
("S&P") or by Fitch, Inc. ("Fitch"), or bonds that have comparable ratings by another nationally recognized statistical rating organization. The debt securities ratings definitions of the principal ratings organizations are included in Appendix A to the Statement of Additional Information.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

      |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of debt securities resulting from the inverse relationship between price and yield. For example, an increase in prevailing interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in prevailing interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

      |_| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. Government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates than conventional bonds with comparable stated
maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the
Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

      |_| Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:

(1)        pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
           Mae, or Freddie Mac,
(2)        unsecuritized mortgage loans insured by the Federal Housing
           Administration or guaranteed by the Department of Veterans' Affairs,
(3)        unsecuritized conventional mortgages, (4) other mortgage-related securities, or (5) any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

      |_| U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally chartered corporate entities referred to as "instrumentalities". Obligations of U.S.
Government agencies or instrumentalities (including mortgage-backed securities)
may or may not be guaranteed or supported by the "full faith and credit" of the
United States. "Full Faith and credit" means generally that the taxing power of the U.S. Government is pledged to the payment of interest and repayment of principal on a security. Some obligations are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S.
Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality.

      All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. Government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

      |_| Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. Government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage
Corporation obligations ("Freddie Macs").

      |_| U.S. Government Mortgage Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. Government agencies or instrumentalities, some of which are described below.

      |_| GNMA Certificates. The Government National Mortgage Association
("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. GNMA Certificates are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.

      The GNMA Certificates in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Certificates will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the GNMA
Certificates, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The GNMA Certificates purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. It is expected that payments received by the issuers of GNMA Certificates on account of the mortgages backing the
Certificates will be sufficient to make the required payments of principal of and interest on those GNMA Certificates. However, if those payments are insufficient, the guaranty agreements between the issuers of the Certificates and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant
Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States
Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      GNMA Certificates are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, GNMA
Certificates do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.
Holders of GNMA Certificates (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the
GNMA Certificates held by the Fund. All of the mortgages in the pools relating to the GNMA Certificates in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain GNMA Certificates have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

      |_| Federal Home Loan Mortgage Corporation Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:

(i) interest payments less servicing and guarantee fees, (ii) principal prepayments, and (iii) the ultimate collection of amounts representing the holder's
            proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

      |_| Federal National Mortgage Association (Fannie Mae) Certificates.
Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie
Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie
Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

      |_| Brady Bonds. The Fund can invest in U.S. dollar-denominated "Brady
Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk" of the bonds.

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, they are considered speculative investments.

      |_| Special Risks of Lower-Grade Securities. While the Fund currently can invest a portion of its assets in lower-grade debt securities, the Fund currently does not intend to invest more than 5% of its total assets in these securities. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities might be a reason they are selected for the Fund's portfolio).

      "Lower-grade" debt securities are those rated below "investment grade"
which means they have a rating lower than "Baa" by Moody's or lower than "BBB"
by S & P or Fitch, or similar ratings by other national-recognized rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are subject to the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" or "D" although the Fund does not intend to invest in securities that are in default at the time the Fund buys them.

      There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional
Information.

      However, the Fund's limitations on these investments may reduce some of the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may present less of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by S & P or Fitch are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

      |X| Money Market Instruments. The following is a brief description of the types of money market securities the Fund can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the
U.S. Government, foreign governments, domestic or foreign corporations, banks or other entities. The Fund can buy money market instruments denominated in U.S.
dollars or foreign currency. They have a maturity of one year or less and may have fixed, variable or floating interest rates.

      |_| U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, described above.

      |_| Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. Time deposits, other than overnight deposits, may be subject to withdrawal notices and penalties and, if so, they are deemed to be "illiquid" investments.

      The Fund can purchase bank obligations that are fully insured by the
Federal Deposit Insurance Corporation ("FDIC"). The FDIC insures the deposits of member banks up to $100,000 per account. Insured bank obligations may have a limited market and a particular investment of this type may be deemed "illiquid"
unless the Board of Directors of the Fund determines that a readily-available market exists for that particular obligation, or unless the obligation is payable at principal amount plus accrued interest on demand or within seven days after demand.

      |_| Commercial Paper. The Fund can invest in commercial paper, if it is rated within the top two rating categories of S & P and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by S & P or "Aa" by Moody's.

      The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

      |_| Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
The Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

      |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. These are more speculative securities and can increase the Fund's overall portfolio risks.

      |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments, and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
Company Act. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds'
portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and other expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a
"delayed-delivery" or "forward commitment" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the
Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund will engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the
Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the
Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received.
The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      |X| Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to the Securities Lending Agreement (the "Securities Lending
Agreement") with JP Morgan Chase, subject to the restrictions stated in the
Prospectus. The Fund will lend such portfolio securities to attempt to increase the Fund's income. Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S.
Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan
Chase and the Fund. The Fund will receive, pursuant to the Securities Lending
Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower)
from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal
Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

      |X| Hedging. Although the Fund can use hedging instruments, it is not obligated to use them in seeking its objective. While the Fund uses forward contracts to hedge its exposure to foreign currency fluctuations, it does not currently contemplate using other hedging techniques to any significant degree.
The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
      o sell futures contracts, o buy puts on futures or on securities, or o write covered calls on securities or futures.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the
Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so, the Fund could:
      o  buy futures, or
      o  buy calls on futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based securities indices (these are referred to as "financial futures or "stock index futures"), (2) an individual stock ("single stock futures"), (3) debt securities (these are referred to as "interest rate futures") and (4) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases these indices may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked-to-market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts)
are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options including index options, securities options, currency options and options on futures contracts.

      |_| Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. For a call on a security, that means the Fund must own the security subject to the call while the call is outstanding. For calls on futures or stock indices, that means the call must be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

      When the Fund writes a call, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium. Settlement for puts and calls on broadly-based stock indices is in cash. Gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally).

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the escrowed assets in escrow until the call expires or is exercised.

      The Fund's custodian bank, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      |_| Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the right to buy, the underlying security at the exercise price during the option period. The
Fund will not write puts that require more than 50% of its net assets to be segregated to cover the put options the Fund has written.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to settle the transaction in cash with the buyer of the put at the exercise price, even if the value of the underlying investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to settle in cash at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund might incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received less the sum of the exercise price and any transaction costs the Fund incurred.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to settle the transaction in cash at the exercise price. The Fund has no control over when it may be required to settle the transaction, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing transaction will also permit the
Fund to write another put option on the security or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      |_| Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to buy the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      If the Fund exercises a call on an index during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference.

      When the Fund buys a put on a stock index or future, it pays a premium. It has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      When the Fund purchases a put on a stock index, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the
Fund holds. The Fund can resell the put. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      |_| Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the
Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities might be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration from liquid assets held in a segregated account by its custodian bank and separately identified on the Fund's books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. Government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank and separately identified on the Fund's books.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. The Fund's option activities may affect its costs.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the
Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund might have to pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures or calls on broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the
U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The
Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.
Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by segregating on its books assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess.

      As one alternative, the Fund may purchase a call option permitting the
Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.
Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this Statement of Additional Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Based on interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate liquid assets in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles"
for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that
           occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)        gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund may assume a temporary defensive position. When assuming this temporary defensive position, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be short-term U.S. Government securities and the types of money market instruments described in the prospectus. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

Other Investment Restrictions

      |X| What Are "Fundamental Policies"? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot invest more than 5% of the value of its total assets in securities of any one issuer. This limitation applies to 75% of the Fund's total assets.

      o The Fund cannot purchase more than 10% of the voting securities of any one issuer. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

      o The Fund cannot lend money. However the Fund can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate obligations. The Fund may also engage in repurchase agreements and may make loans of portfolio securities, subject to the restrictions stated under
"Loans of Portfolio Securities."

      o The Fund cannot concentrate its investments. That means it cannot invest
25% or more of its total assets in any industry. For the purposes of this restriction a foreign government is considered to be an "industry." However, there is no limitation on investments in U.S. Government securities. Moreover, if deemed appropriate for seeking its investment objective, the Fund may invest up to 25% of its total assets in any one industry classification used by the
Fund for investment purposes.

      o The Fund cannot invest in real estate. However, the Fund can purchase securities of issuers that engage in real estate operations and securities that are secured by real estate or interests in real estate.

      o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act.

      o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

      o The Fund cannot underwrite securities of other companies. A permitted exception is in the case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot invest or hold securities of any issuer if officers and directors of the Fund or its Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      o The Fund cannot invest in physical commodities or physical commodity contracts. However, the Fund may buy and sell hedging instruments to the extent specified in its Prospectus and Statement of Additional Information from time to time. The Fund can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

      o The Fund cannot borrow money in excess of one third of the value of the
Fund's total assets. The Fund can borrow only from banks and only as a temporary measure for extraordinary or emergency purposes. It will make no additional investments while borrowings exceed 5% of its total assets. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940.

      o The Fund cannot pledge its assets or assign or otherwise encumber its assets in excess of one-third of its net assets. It can do so only to secure borrowings made within the limitations set forth in the Prospectus or this
Statement of Additional Information.

      o The Fund cannot issue senior securities (as defined in the Investment
Company Act of 1940). However, the Fund can enter into repurchase agreements, borrow money in accordance with the restrictions set forth in the Prospectus or this Statement of Additional Information and lend portfolio securities, even if those activities are deemed to involve the issuance of a senior security.

      |X| Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has a number of other investment restrictions that are not fundamental policies, which means that they can be changed by the Board of Directors without shareholder approval.

      o The Fund cannot invest in oil, gas or other mineral exploration or development programs.

      o The Fund cannot purchase securities on margin (except for short-term loans that are necessary for the clearance of purchases of portfolio securities)
or make short sales. Collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions.

      o The Fund cannot invest in real estate limited partnership programs.

      o The Fund cannot invest more than 5% of its assets in unseasoned issuers.

      o The Fund cannot purchase warrants if more than 5% of its total assets would be invested in warrants.

      o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act of 1940.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in
Appendix B to this Statement of Additional Information. That is not a fundamental policy.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the
Investment Advisor, Distributor, and Transfer Agent of information about the portfolio securities holdings of the Fund. These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

      Until publicly disclosed, a fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing fund shareholders with information about their fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a fund's behalf.

      The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Investment
Advisor and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end. The top 10 or more holdings also shall be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund
Profiles" section no sooner than 15 days after month-end. Other general information about a Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with the same minimum lag time.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:
    o The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;
    o Senior officers (a Senior Vice President or above) in the Investment
      Advisor's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
    o The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a
      Fund's holdings and agreeing not to trade directly or indirectly based on the information.

      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Investment Advisor, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:
o     Employees of the Fund's Investment Advisor, Distributor and Transfer Agent
      who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and auditors,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Investment Advisor to
      provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, because securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the
Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Investment
Advisor in connection with portfolio trading, and (2) by the members of the
Investment Advisor's Security Valuation Group and Accounting Departments in
connection with portfolio pricing or other portfolio evaluation purposes: o
Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on a Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the
Investment Advisor, Distributor, or Transfer Agent, in the following circumstances:
o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio holdings are provided, however, it shall be done only pursuant to a confidentiality agreement),
o     Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Investment Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Investment Advisor,
Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the
Investment Advisor, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund
Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Investment Advisor and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.
One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

-------------------------------------------------------------------------------
A.G. Edwards & Sons Fixed Income Securities Natexis Bleichroeder ABG Securities
Fortis Securities Ned Davis Research ABN AMRO Fox-Pitt, Kelton Group Advest
Friedman, Billing, Nomura Securities AG Edwards Ramsey Pacific Crest American
Technology Research Fulcrum Global Partners Pacific Crest Auerbach Grayson Garp
Research Securities Banc of America Securities George K Baum & Co. Pacific
Growth Barclays Goldman Equities Baseline Goldman Sachs Petrie Parkman Bear
Stearns HSBC Pictet Belle Haven HSBC Securities Inc Piper Jaffray Inc. Bloomberg
ING Barings Plexus BNP Paribas ISI Group Prager Sealy & Co. BS Financial
Services Janney Montgomery Prudential Securities Buckingham Research Group
Jefferies Ramirez & Co. Caris & Co. Jeffries & Co. Raymond James CIBC World
Markets JP Morgan RBC Capital Markets Citigroup JP Morgan Securities RBC Dain
Rauscher Citigroup Global Markets JPP Eurosecurities Research Direct Collins
Stewart Keefe, Bruyette & Woods Robert W. Baird Craig-Hallum Capital Group LLC
Keijser Securities Roosevelt & Cross Credit Agricole Cheuvreux Kempen & Co. USA
Inc. Russell Mellon N.A. Inc. Kepler Equities/Julius Ryan Beck & Co. Credit
Suisse First Boston Baer Sec Sanford C. Bernstein Daiwa Securities KeyBanc
Capital Markets Scotia Capital Markets Davy Leerink Swan SG Cowen & Co. Deutsche
Bank Legg Mason SG Cowen Securities Deutsche Bank Securities Lehman Soleil
Securities Dresdner Kleinwort Wasserstein Lehman Brothers Group Emmet & Co
Lipper Standard & Poors Empirical Research Loop Capital Markets Stone &
Youngberg Enskilda Securities MainFirst Bank AG SWS Group Essex Capital Markets
Makinson Cowell US Ltd Taylor Rafferty Exane BNP Paribas Maxcor Financial Think
Equity Partners Factset Merrill Thomas Weisel Partners Fidelity Capital Markets
Merrill Lynch UBS Fimat USA Inc. Midwest Research Wachovia First Albany Mizuho
Securities Wachovia Corp First Albany Corporation Morgan Stanley Wachovia
Securities
                               Morningstar              Wescott Financial
                                                        William Blair
                                                        Yieldbook
-------------------------------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company organized as a Maryland corporation in April 1990. Prior to
August 29, 2003, the Fund's name was "Oppenheimer Quest Global Value Fund, Inc."

      |X| Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund into additional series or classes of shares. The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one
         class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders. Although the Fund is not required by
Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company
Act or other applicable law. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose
(which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight Committees. The Fund is governed by a Board of
Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee which is comprised solely of
Independent Directors. The members of the Audit Committee are Paul Y. Clinton
(Chairman), Thomas W. Courtney, Robert G. Galli, Lacy G. Herrmann and Brian
Wruble. The Audit Committee met 4 times during the Fund's fiscal year ended
November 30, 2004. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Directors and selecting and nominating
Independent Directors for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals, accompanies by complete and properly supported resumes, for the
Audit Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Directors and Officers of the Fund. Each of the Directors is an "Independent
Director" under the Investment Company Act. The Fund's Directors and officers and their positions held with the Fund and length of service in such position(s)
and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also directors or trustees of the following Oppenheimer funds (referred to as "Board III Funds"):

      Bond Fund Series, a series fund having the following one series:
           Oppenheimer Convertible Securities Fund
      Oppenheimer MidCap Fund
      Oppenheimer Quest Capital Value Fund, Inc.
      Oppenheimer Quest For Value Funds, a series fund having the following three series:
           Oppenheimer Small Cap Value Fund,
           Oppenheimer Quest Balanced Fund and
           Oppenheimer Quest Opportunity Value Fund
      Oppenheimer Quest International Value Fund, Inc.
      Oppenheimer Quest Value Fund, Inc.
      Rochester Fund Municipals
      Rochester Portfolio Series, a series fund having the following one series:
           Limited-Term New York Municipal Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 24 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the
Distributor.

      Messrs. Freud, Murphy, Vottiero, Wixted, Petersen, Miao, Gillespie,
Vandehey and Zack and Mses. Bloomberg and Ives, who are officers of the Fund, respectively hold the same offices of one or more of the other Board III Funds as with the Fund. As of March 2, 2005, the Directors and Officers of the Fund,
as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the
Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the
Fund listed above. In addition, each Independent Director (and their immediate family members) do not own securities of either the Manager or Distributor of the Board III Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         Any of the
                   Years;                                     Range of   Oppenheimer
                   Other Trusteeships/Directorships Held by   Shares     Funds
Position(s) Held   Director;                                  BeneficiallOverseen
with Fund, Length  Number of Portfolios in Fund Complex       Owned in   by
of Service, Age    Currently Overseen by Director             the Fund   Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                            2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Thomas W.          Principal of Courtney Associates, Inc.     $10,001-$50$10,001-$50,000
Courtney,          (venture capital firm); former General
Chairman of the    Partner of Trivest Venture Fund (private
Board of           venture capital fund); former President
Directors,         of Investment Counseling Federated
Director since     Investors, Inc.; Trustee of the following
1990               open-end investment companies: Cash
 Age:  71          Assets Trust, PIMCO Advisors VIT, Tax
                   Free Trust of Arizona and 4 funds for the Hawaiian Tax Free
                   Trust. Oversees 10 portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Paul Y. Clinton,   Principal of Clinton Management            None       Over
Director, since    Associates (1996-present) (a financial                $100,000
1990               and venture capital consulting firm);
Age: 73            Trustee of PIMCO Advisors VIT (open-end
                   investment company). Formerly a director
                   or trustee of the following open-end
                   investment companies: OCC Cash Reserves,
                   Inc. (1989-December 2002), Capital Cash
                   Management Trust (1979-December 2004),
                   Prime Cash Fund and Narragansett Insured
                   Tax-Free Income Fund (1996-December
                   2004). Oversees 10 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other             None       Over
Director since     Oppenheimer funds. Oversees 34 portfolios             $100,000
1998               in the OppenheimerFunds complex.
Age: 71
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lacy B. Herrmann,  Chairman of Aquila Management              $10,001-$50$10,001-$50,000
Director since     Corporation, the sponsoring organization
1990               and manager, administrator and/or
Age: 75            sub-adviser to the following open-end
                   investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust,
                   Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash
                   Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free
                   Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free
                   Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of
                   Arizona, and Aquila Rocky Mountain Equity Fund and PIMCO
                   Advisors VIT, Vice President, Director, Secretary, and
                   formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of
                   Trustees of Capital Cash Management Trust ("CCMT"), and an
                   Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap
                   Management Corporation. Formerly Chief Executive Officer of
                   Aquila Investment Management (1986-2004), sub-adviser and
                   administrator of Prime Cash Fund and Short Term Asset
                   Reserves; Trustee Emeritus of Brown University. Formerly
                   Chairman of the Board of Trustees and President of Hawaiian
                   Tax-Free Trust. Oversees 10 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Wruble,      General Partner (since September 1995) of  $10,001-$50Over
Director since     Odyssey Partners, L.P. (hedge funds in                $100,000
2001               distribution since 1/1/97); Director
Age:  61           (since September 2004) of Special Value
                   Opportunities Fund, LLC; Investment Advisory Board (since
                   October 2004) of Zurich Financial Services; Board of
                   Governing Trustees (since August 1990) of The Jackson
                   Laboratory (genetics laboratory, non profit); Trustee (since
                   May 1992) of Institute for Advanced Study (educational
                   institute); Formerly Special Limited Partner (1999-2004) and
                   Managing Principal (through December 1998) of Odyssey
                   Investment Partners, LLC (private equity investment); Trustee
                   (2000-2002) of Research Foundation of AIMR (investment
                   research, non-profit); Governor, Jerome Levy Economics
                   Institute of Bard College (economics research) (August
                   1990-September 2001); Director of Ray & Berendtson, Inc.
                   (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Freud, Murphy, Zack, Gillespie and Miao and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, NY 10281-1008, for Messrs.
Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Dominic Freud,             Vice President of the Manager since April 2003. An
Vice President and         officer of 2 portfolios in the OppenheimerFunds complex.
Portfolio Manager since    Formerly, a Partner and European Equity Portfolio
2005                       manager at SLS Management (January 2002 - February 2003)
Age: 47                    prior to which he was head of the European equities desk
                           and managing director at SG Cowen (May 1994 - January
                           2002).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,            Chairman, Chief Executive Officer and director (since
President and Principal    June 2001) and President (since September 2000) of the
Executive Officer since    Manager; President and a director or trustee of other
2001                       Oppenheimer funds; President and a director (since July
Age:  55                   2001) of Oppenheimer Acquisition Corp. (the Manager's
                           parent holding company) and of Oppenheimer
                           Partnership Holdings, Inc. (a holding company
                           subsidiary of the Manager); a director (since
                           November 2001) of OppenheimerFunds Distributor, Inc.
                           (a subsidiary of the Manager); Chairman and a
                           director (since July 2001) of Shareholder Services,
                           Inc. and of Shareholder Financial Services, Inc.
                           (transfer agent subsidiaries of the Manager);
                           President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program (a charitable trust
                           program established by the Manager); a director of
                           the following investment advisory subsidiaries of the
                           Manager: OFI Institutional Asset Management, Inc.,
                           Centennial Asset Management Corporation, Trinity
                           Investment Management Corporation and Tremont Capital
                           Management, Inc. (since November 2001), HarbourView
                           Asset Management Corporation and OFI Private
                           Investments, Inc. (since July 2001); President (since
                           November 1, 2001) and a director (since July 2001) of
                           Oppenheimer Real Asset Management, Inc.; Executive
                           Vice President (since February 1997) of Massachusetts
                           Mutual Life Insurance Company (the Manager's parent
                           company); a director (since June 1995) of DLB
                           Acquisition Corporation (a holding company that owns
                           the shares of Babson Capital Management LLC); a
                           member of the Investment Company Institute's Board of
                           Governors (elected to serve from October 3, 2003
                           through September 30, 2006). Formerly, Chief
                           Operating Officer (September 2000-June 2001) of the
                           Manager; President and trustee (November
                           1999-November 2001) of MML Series Investment Fund and
                           MassMutual Institutional Funds (open-end investment
                           companies); a director (September 1999-August 2000)
                           of C.M. Life Insurance Company; President, Chief
                           Executive Officer and director (September 1999-August
                           2000) of MML Bay State Life Insurance Company; a
                           director (June 1989-June 1998) of Emerald Isle
                           Bancorp and Hibernia Savings Bank (a wholly-owned
                           subsidiary of Emerald Isle Bancorp). Oversees 62
                           portfolios as Trustee/Director and 20 additional
                           portfolios as Officer in the OppenheimerFunds
                           complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark S. Vandehey,          Senior Vice President and Chief Compliance Officer
Vice President and Chief   (since March 2004) of the Manager; Vice President (since
Compliance Officer since   June 1983) of OppenheimerFunds Distributor, Inc.,
2004                       Centennial Asset Management Corporation and Shareholder
Age:  54                   Services, Inc. Formerly (until February 2004) Vice
                           President and Director of Internal Audit of the Manager.
                           An officer of 82 portfolios in the Oppenheimer funds
                           complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,           Senior Vice President and Treasurer (since March 1999)
Treasurer since 1999       of the Manager; Treasurer of HarbourView Asset
Age:  45                   Management Corporation, Shareholder Financial Services,
                           Inc., Shareholder Services, Inc., Oppenheimer Real
                           Asset Management Corporation, and Oppenheimer
                           Partnership Holdings, Inc. (since March 1999), of OFI
                           Private Investments, Inc. (since March 2000), of
                           OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc (since May 2000), of OFI
                           Institutional Asset Management, Inc. (since November
                           2000), and of OppenheimerFunds Legacy Program (a
                           Colorado non-profit corporation) (since June 2003);
                           Treasurer and Chief Financial Officer (since May
                           2000) of OFI Trust Company (a trust company
                           subsidiary of the Manager); Assistant Treasurer
                           (since March 1999) of Oppenheimer Acquisition Corp.
                           Formerly Assistant Treasurer of Centennial Asset
                           Management Corporation (March 1999-October 2003) and
                           OppenheimerFunds Legacy Program (April 2000-June
                           2003); Principal and Chief Operating Officer (March
                           1995-March 1999) at Bankers Trust Company-Mutual Fund
                           Services Division. An officer of 82 portfolios in the
                           OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,            Assistant Vice President of the Manager since August
Assistant Treasurer since  2002; formerly Manager/Financial Product Accounting
2004                       (November 1998-July 2002) of the Manager. An officer of
Age: 34                    82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,           Vice President/Fund Accounting of the Manager since
Assistant Treasurer since  March 2002. Formerly Vice President/Corporate Accounting
2002                       of the Manager (July 1999-March 2002) prior to which he
Age:  41                   was Chief Financial Officer at Sovlink Corporation
                           (April 1996-June 1999). An officer of 82 portfolios
                           in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,            Executive Vice President (since January 2004) and
Secretary since 2001       General Counsel (since February 2002) of the Manager;
Age:  56                   General Counsel and a director (since November 2001) of
                           the Distributor; General Counsel (since November
                           2001) of Centennial Asset Management Corporation;
                           Senior Vice President and General Counsel (since
                           November 2001) of HarbourView Asset Management
                           Corporation; Secretary and General Counsel (since
                           November 2001) of Oppenheimer Acquisition Corp.;
                           Assistant Secretary and a director (since October
                           1997) of OppenheimerFunds International Ltd. and
                           OppenheimerFunds plc; Vice President and a director
                           (since November 2001) of Oppenheimer Partnership
                           Holdings, Inc.; a director (since November 2001) of
                           Oppenheimer Real Asset Management, Inc.; Senior Vice
                           President, General Counsel and a director (since
                           November 2001) of Shareholder Financial Services,
                           Inc., Shareholder Services, Inc., OFI Private
                           Investments, Inc. and OFI Trust Company; Vice
                           President (since November 2001) of OppenheimerFunds
                           Legacy Program; Senior Vice President and General
                           Counsel (since November 2001) of OFI Institutional
                           Asset Management, Inc.; a director (since June 2003)
                           of OppenheimerFunds (Asia) Limited. Formerly Senior
                           Vice President (May 1985-December 2003), Acting
                           General Counsel (November 2001-February 2002) and
                           Associate General Counsel (May 1981-October 2001) of
                           the Manager; Assistant Secretary of Shareholder
                           Services, Inc. (May 1985-November 2001), Shareholder
                           Financial Services, Inc. (November 1989-November
                           2001); and OppenheimerFunds International Ltd.
                           (October 1997-November 2001). An officer of 82
                           portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,          Vice President (since June 1998) and Senior Counsel and
Assistant Secretary since  Assistant Secretary (since October 2003) of the Manager;
2001                       Vice President (since 1999) and Assistant Secretary
Age:  39                   (since October 2003) of the Distributor; Assistant
                           Secretary (since October 2003) of Centennial Asset
                           Management Corporation; Vice President and Assistant
                           Secretary (since 1999) of Shareholder Services, Inc.;
                           Assistant Secretary (since December 2001) of
                           OppenheimerFunds Legacy Program and of Shareholder
                           Financial Services, Inc. Formerly an Assistant
                           Counsel (August 1994-October 2003) and Assistant Vice
                           President of the Manager (August 1997-June 1998). An
                           officer of 82 portfolios in the OppenheimerFunds
                           complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,         Vice President and Associate Counsel of the Manager
Assistant Secretary since  since May 2004; formerly First Vice President and
2004                       Associate General Counsel of UBS Financial Services Inc.
Age:  37                   (formerly, PaineWebber Incorporated) (May 1999 - April
                           2004) prior to which she was an Associate at Skaden,
                           Arps, Slate, Meagher & Flom, LLP (September 1996 -
                           April 1999). An officer of 82 portfolios in the
                           OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip S. Gillespie,      Senior Vice President and Deputy General Counsel of the
Assistant Secretary since  Manager since September 2004. Formerly Mr. Gillespie
2004                       held the following positions at Merrill Lynch Investment
Age:  41                   Management: First Vice President (2001-September 2004);
                           Director (from 2000) and Vice President (1998-2000).
                           An officer of 82 portfolios in the OppenheimerFunds
                           complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Wayne Miao,                Assistant Vice President and Assistant Counsel of the
Assistant Secretary since  Manager since June 2004. Formerly an Associate with
2004                       Sidley Austin Brown & Wood LLP (September 1999 - May
Age:  32                   2004). An officer of 82 portfolios in the
                            OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X| Remuneration of Directors. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Directors of the
Fund received the compensation shown below from the Fund with respect to the
Fund's fiscal year ended November 30, 2004. The compensation from all 10 of the
Board III Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year 2004.

---------------------------------------------------------------------------------
Director Name and        Aggregate   Retirement   Estimated          Total
                                                                   Compensation8
                                                                   From Fund and
                                                                    Fund Complex
                                     Benefits       Annual         Including
                                     Accrued      Retirement        Accrued
Other Fund                           as Part     Benefits to      Retirement
Position(s)            Compensation  of Fund     be Paid Upon  Benefits Paid to
(as applicable)         From Fund1    Expenses   Retirement2      Directors*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Courtney        $6,011       $1,449      $78,862         $158,042(3)
Chairman and Audit
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Y. Clinton
Audit Committee           $5,932       $1,659      $76,994         $166,389(4)
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli           $5,552        $893       $80,9235        $240,3126
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lacy B. Herrmann          $5,852       $1,307      $74,648         $142,2507
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Wruble              $5,852        $507       $22,238         $114,000
Audit Committee Member
---------------------------------------------------------------------------------

1. Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a Director.
2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight life payment plan election with the assumption that a Director will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for
Directors."
3. Includes $34,042 paid to Mr. Courtney for serving as a trustee or director by an open-end investment company (PIMCO Advisors VIT) for which the Fund's former
Sub-Advisor acts as the investment advisor.
4. Includes $50,389 paid to Mr. Clinton for serving as a trustee or director by one open-end investment company (PIMCO Advisors VIT) for which the
Fund's former Sub-Advisor acts as the investment advisor.
5. Includes $43,933 estimated to be paid to Mr. Galli for serving as a trustee or director of 25 other Oppenheimer funds (at December 31, 2004) that are not
Board III Funds.
6. Includes $129,312 paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds (at December 31, 2004) that are not Board III Funds.
7. Includes $28,250 paid to Mr. Herrmann for serving as a trustee or director by one open-end investment company (PIMCO Advisors VIT) for which the Fund's former
Sub-Advisor acts as the investment advisor.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds and PIMCO Advisors VIT (formerly OCC Accumulation Trust) in accordance with the instructions for Form N-1A. The Manager does not consider PIMCO
Advisors VIT to be part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted

      |X| Retirement Plan for Directors. The Fund has adopted a retirement plan that provides for payments to retired Directors. Payments are up to 80% of the average compensation paid during a Director's five years of service in which the highest compensation was received. A Director must serve as Director for any of the Board III Funds listed above for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum payment. Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service.

      |X| Deferred Compensation Plan for Directors. The Board of Directors has
adopted a Deferred Compensation Plan for disinterested Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director.
The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's fees under the plan will not materially affect the
Fund's assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC, the
Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the
Director's deferred fee account.

      |X| Major Shareholders. As of March 2, 2005 the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares, and their holdings of that class as of that date, were the following:

      State Street Bank & Trust TR, ADP MSDW Alliance, Attn. Ralph Campbell, 105
      Rosemont Rd., Westwood, MA 02090-2318, which owned 2,397,672.378 Class A shares (representing 6.47%% of the Class A shares then outstanding).

      Charles Schwab & Co., Inc., Special Custody Acct. for the exclusive benefits of customers, Attn. Mutual Funds, 101 Montgomery St., San
      Francisco, CA 94104-4122, which owned 1,964,707.562 Class A shares
      (representing 5.30% of the Class A shares then outstanding).

      MLPF& for the sole benefit of its customers, Attn: Fund Admn#97JU5, 4800
      Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484, which owned
      4,598,691.996 Class A shares (representing 12.42% of the Class C shares then outstanding).

      MLPF& for the sole benefit of its customers, Attn: Fund Admn#97JU6, 4800
      Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484, which owned
      1,033,855.094 Class B shares (representing 11.29% of the Class C shares then outstanding).

      MLPF& for the sole benefit of its customers, Attn: Fund Admn#97JU7, 4800
      Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484, which owned 943,607.732
      Class C shares (representing 11.39% of the Class C shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

      |X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy
Voting Guidelines and to maintain records of such portfolio proxy voting. The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o        The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o        In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o The Fund opposes proposals to classify the board of directors. o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options. o The Fund generally considers executive compensation questions such as
         stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
WWW.SEC.GOV.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. , and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisers to obtain specialized services for the Fund, as long as the
Fund is not obligated to pay any additional fees for those services. Prior to
December 31, 2004, the Manager retained OpCap Advisors (the "Former
Sub-Advisor") pursuant to a separate Sub-Advisory Agreement, under which the
Former Sub-Advisor bought and sold portfolio securities for the Fund. The
Sub-Advisory Agreement expired on December 31, 2004. The current portfolio manager of the Fund is employed by the Manager and is the person who is primarily responsible for the day-to-day management of the Fund's portfolio.
Other members of the Manager's Global Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund.
The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the names "Oppenheimer" and "Quest for Value" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Quest for Value" as part of its name.

      |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the Independent Directors, is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires that the Board request and evaluate the Manager and provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o Economies of scale that may be available to the Fund from the Manager; o Fees paid by other mutual funds for similar services; o The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
         Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The
Board also considered that maintaining the financial viability of the Manager is important so that they will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Directors, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.
The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances. After deliberating, the Board approved the following new fee schedule effective January 1, 2005: the Fund will pay the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $500 million of average annual net assets of the Fund, 0.60% of the next
$500 million and 0.55% of average annual net assets in excess of $1 billion.
From January 1, 2004 through December 31, 2004, the annual advisory fee rate was: 0.75% of the first $400 million of average annual net assets of the Fund,
0.65% of the next $400 million, 0.60% of the next $400 million and 0.55% of average annual net assets in excess of $1.2 billion.

      |X| The Administration Agreement. Under an Administration Agreement
between the Fund and the Manager, the Manager performs certain administrative services to the Fund not covered by the investment advisory agreement. Those services include the determination of the Fund's net assets values, the compilation and maintenance of books and records, preparation of proxy materials, annual and semi-annual reports, and the preparation of financial information and other data required for the Fund's reports to the SEC.
Additionally, the Manager must respond to shareholder inquiries relating to the
Fund or refer them to the Fund's officers or transfer agents. Under the
Agreement, the Manager furnishes the Fund with office space, facilities and equipment, and arranges for its employees to serve as officers of the Fund.

      The Administration Agreement has been approved by the Fund's Board of
Directors and a vote of shareholders of the Fund and remains in effect after its initial two-year term as long as it is annually approved by the disinterested
Directors of the Fund. Prior to November 22, 1995, the former Sub-Advisor served as administrator to the Fund. The management fees and administrative fees paid by the Fund to the Manager during its last three fiscal years were:

--------------------------------------------------------------------------------
                         Management Fees Paid to the  Administrative Fees Paid
                              Manager under the       to the Manager Under the
Fiscal Year ended 11/30:     Investment Advisory      Administrative Agreement
                                   Agreement1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          2002                    $2,490,572                  $830,191
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          2003                    $2,154,717                  $718,239
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          2004                    $2,718,622                  $906,232
--------------------------------------------------------------------------------
1. The Manager, not the Fund, paid the Sub-Advisor an annual sub-advisory fee.
For fiscal year 2004, this sub-advisory fee was $940,828; for fiscal year 2003, this sub-advisory fee was $743,039; and for fiscal year 2002, this sub-advisory fee was $899,290. The advisory fee rate was reduced as of January 1, 2005, as described on page 42, above.

Portfolio Manager. The Fund's portfolio is managed by Dominic Freud (referred to as the "Portfolio Manager"). He is the person responsible for the day-to-day management of the Fund's investments.

      |X| Other Accounts Managed. In addition to managing the Fund's investment portfolio, Mr. Freud also manages other investment portfolios on behalf of the
Manager or its affiliates. The following table provides information regarding the other portfolios managed by Mr. Freud as of December 31, 2004. No account has a performance-based advisory fee:

---------------------------------------------------------------------------------
                             Registered         Other Pooled          Other
                             Investment
                              Companies      Investment Vehicles    Accounts
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Accounts Managed                  2                 None              None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Assets Managed*          $437.2               None              None
---------------------------------------------------------------------------------
*In millions.

      As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio
Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of
Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

      |X| Compensation of the Portfolio Manager. The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004, the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is International
Multi-Cap Core. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Manager. The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

      |X| Ownership of Fund Shares. As of December 31, 2004, the Portfolio
Manager did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment
Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of
Directors.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)
directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares. However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the
Manager has adopted procedures (and the Fund's Board of Directors has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the
Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      The Manager serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Manager to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Manager considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and each other client's accounts.

      When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Manager or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.
Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price oe execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices. The
Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.
The Board of Directors permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

-------------------------------------------------------------------------------
      Fiscal Yead Ended         Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           11/30/02                               $923,162
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           11/30/03                              $1,183,340
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           11/30/04                              $1,392,8772
-------------------------------------------------------------------------------
1. Amounts do not include spreads or commissions on principal transactions on a net trade basis. 2. In the fiscal year ended 11/30/04, the amount of transactions directed to brokers for research services was $91,897,273 and the amount of the commissions paid to broker-dealers for those services was
$187,710.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

---------------------------------------------
Fiscal        Aggregate         Class A
                            Front-End Sales
Year       Front-End Sales      Charges
Ended         Charges on      Retained by
  11/30:    Class A Shares    Distributor1
---------------------------------------------
---------------------------------------------
   2002        $324,601         $82,622
---------------------------------------------
---------------------------------------------
   2003        $287,037         $62,411
---------------------------------------------
---------------------------------------------
   2004        $581,320         146,341$
---------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------------------
Fiscal       Concessions     Concessions on   Concessions on    Concessions on
Year        Class A Shares   Class B Shares   Class C Shares    Class N Shares
Ended        Advanced by      Advanced by       Advanced by      Advanced by
  11/30:     Distributor1     Distributor1     Distributor1      Distributor1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2002        $101,387         $312,148          $61,347           $9,524
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2003        $94,479          $193,078          $41,273          $10,353
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2004        $71,606          $237,268          $80,045          $25,819
--------------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

--------------------------------------------------------------------------------
  Fiscal        Class A          Class B          Class C          Class N
               Contingent      Contingent                         Contingent
             Deferred Sales  Deferred Sales     Contingent      Deferred Sales
                Charges          Charges      Deferred Sales       Charges
Year Ended    Retained by      Retained by   Charges Retained    Retained by
   11/30      Distributor      Distributor    by Distributor     Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2002         $10,636         $173,198          $4,637            $1,749
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2003          $2,075         $135,211          $4,371            $5,382
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   2004           $656           $97,095          $7,745            $6,075
--------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Directors, including a majority of the Independent Directors1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings. The
Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed. In their sole discretion, the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its
Independent Directors specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A the plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors.

      Each plan states that while it is in effect, the selection and nomination of those Directors of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Directors.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares.
The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the
Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits compensation to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board Directors has set that rate. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the
Distributor has been listed as the dealer of record. While the plan permits the
Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      Under the Class A distribution plan, the plan provides for the Fund to pay an asset-based sales charge to the Distributor at an annual rate of 0.25% of average annual net assets of Class A shares of the Fund. Effective January 1,
2003, the Board set that rate to zero. Prior to that date, the Fund paid the
Distributor an annual asset-based sales charge equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993, and
0.10% of average annual net assets representing Class A shares purchased on or after that date. The Distributor paid the entire asset-based sales charge to brokers, dealers and financial institutions.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the
Distributor makes service fee payments to recipients quarterly on those shares.
The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If
Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended November 30, 2004 payments under the Class A distribution and service plan totaled $672,864, of which $10,260 was service fee payments retained by the Distributor in connection with the grandfathered retirement accounts, described above, and included $30,903 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class
A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares. The
Distributor does not receive or retain the service fee on Class B, Class C or
Class N shares in accounts for which it is listed as the dealer of record.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increase
Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and Class
N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o        bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 11/30/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:           Total       Amount        Distributor's       Distributor's
                                             Aggregate          Unreimbursed
               Payments    Retained by     Unreimbursed       Expenses as % of
              Under Plan   Distributor  Expenses Under Plan Net Assets of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan   $481,5471    $374,097         $225,685              0.47%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan   $355,2472     $65,729        $1,088,989             2.71%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan   $20,9883      $12,757          $82,683              1.37%
---------------------------------------------------------------------------------
1. Includes $8,598 paid to an affiliate of the Distributor's parent company.
2. Includes $10,032 paid to an affiliate of the Distributor's parent company.
3. Includes $611 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of
Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the
1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

      o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

      o Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

      o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P    = Total Return
-----------
P

      o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 11/30/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
          years or Life of
               Class)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                   5-Year           10-Year
                                 1-Year              (or              (or
                                               life-of-class) life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A   130.09%1 144.12%1  10.30%   17.03%   1.28%    2.48%   8.69%1   9.34%1
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B   136.86%2 136.86%2  10.97%   15.97%   1.45%    1.75%   9.01%2   9.01%2
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C   129.40%3 129.40%3  15.02%   16.02%   1.76%    1.76%   8.66%3   8.66%3
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N    9.17%4   9.17%4   15.62%   16.62%   2.37%4   2.37%4    N/A     N/A
---------------------------------------------------------------------------------
1. Inception of Class A: 7/2/90 2. Inception of Class B: 9/1/93 3. Inception of
Class C: 9/1/93 4. Inception of Class N: 3/1/01

--------------------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales Charge)
                         For the Periods Ended 11/30/04
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year        10-Year
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on Distributions     10.30%         -0.20%         6.92%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on                   6.70%          0.43%          6.68%
Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.
The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group"
indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X| Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among foreign stock funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the
Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities
         markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares
Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

      When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.
The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange
(the "Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
                                          Oppenheimer  Main  Street   Opportunity
Oppenheimer Balanced Fund                 Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer  Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer  Principal  Protected  Main
Oppenheimer Core Bond Fund                Street Fund II
                                          Oppenheimer  Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
                                          Oppenheimer   Quest  Opportunity  Value
Oppenheimer Emerging Technologies Fund    Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester     National
Oppenheimer Global Opportunities Fund Municipals Oppenheimer Gold & Special
Minerals Fund Oppenheimer Select Value Fund Oppenheimer Growth Fund Oppenheimer
Senior Floating Rate Fund Oppenheimer High Yield Fund Oppenheimer Small Cap
Value Fund Oppenheimer International Bond Fund Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund Oppenheimer Total Return Bond Fund
Oppenheimer International Small Company Fund Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund Oppenheimer Value Fund Oppenheimer Limited
Term California Municipal Fund Limited-Term New York Municipal Fund Oppenheimer
Limited-Term Government Fund Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer
Money Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value
(i.e. without a sales charge) do not count toward satisfying the amount of the
Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the
Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k)
plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class
          A contingent deferred sales charge,
(b)       Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)       Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
          (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other
Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has
$1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover contributions made to Individual 401(k) plans,
         Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
         Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the
         Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
         Oppenheimer funds, and
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
      o  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender
         401(k) plan to any IRA invested in the Oppenheimer funds),
      o  purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
         OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
      o  on purchases of Class N shares by an OppenheimerFunds-sponsored
         Pinnacle or Ascender 401(k) plan made with the redemption proceeds of
         Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
         Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
         Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

      |X| Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
      o Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows: (1) if last sale information is regularly reported, they are valued at the
          last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or
(2)       if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
          prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
      o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the
          Board of Directors, or
(2)       at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)       at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
      o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      o The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)       debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)       non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a
          maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)       debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      o Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on Nasdaq(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R) on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A shares purchased subject to an initial sales charge or Class A
         shares on which a contingent deferred sales charge was paid, or o Class
B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the
Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is
         premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS
Form W-4P (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally
5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.
Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C
and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of
Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

      |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

      The Planholder may terminate a plan at any time by writing to the Transfer
Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated.
Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o  All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust  Centennial New York Tax Exempt Trust
   Centennial Government Trust             Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund     Oppenheimer Money Market Fund, Inc.
   Oppenheimer AMT-Free Municipals          Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free New York            Oppenheimer Principal Protected Main
   Municipals                               Street Fund II
   Oppenheimer California Municipal Fund    Oppenheimer Pennsylvania Municipal
                                            Fund
   Oppenheimer International Value Fund     Oppenheimer Rochester National
                                            Municipals
   Oppenheimer Limited Term California      Oppenheimer Senior Floating Rate Fund
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Rochester Fund Municipals

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer International Small
                                            Company Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York           Oppenheimer New Jersey Municipal Fund
   Municipals
   Oppenheimer Balanced Fund               Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund   Oppenheimer Principal Protected Main
                                           Street Fund
   Oppenheimer Capital Income Fund         Oppenheimer Principal Protected Main
                                           Street Fund II
   Oppenheimer Cash Reserves               Oppenheimer Principal Protected Main
                                           Street Fund III
     Oppenheimer Champion Income Fund Oppenheimer Quest Capital Value Fund,
                                      Inc.
   Oppenheimer Convertible Securities Fund Oppenheimer Quest International Value
                                           Fund, Inc.
   Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                           Municipals
   Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
   Fund
   Oppenheimer International Growth Fund   Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o  Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o  Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
   Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o  Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except
   Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
   acquired by exchange of Class M shares.
o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o  Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o  Shares of Oppenheimer Principal Protected Main Street Fund II may be
   exchanged at net asset value for shares of any of the Oppenheimer funds.
   However, shareholders are not permitted to exchange shares of other
   Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
   Fund II until after the expiration of the warranty period (2/4/2011).
o  Shares of Oppenheimer Principal Protected Main Street Fund III may be
   exchanged at net asset value for shares of any of the Oppenheimer funds.
   However, shareholders are not permitted to exchange shares of other
   Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
   Fund III until after the expiration of the warranty period (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

      o When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      o When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      o If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

      o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

      o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

      o With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

      o With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

      o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

      o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal
Plan, will be switched to the new fund account unless you tell the Transfer
Agent not to do so. However, special redemption and exchange features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B, Class C and
Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X| Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      |X| Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

      |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services. KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Quest International Value Fund, Inc., including the statement of investments, as of November 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Quest International Value Fund, Inc. as of November 30, 2004, the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
------------
KPMG LLP

Denver, Colorado
January 11, 2005

              42 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  November 30, 2004
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Continental AG                                         132,000      $ 8,063,343
--------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Toyota Motor Corp.                                     139,000        5,213,935
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Compass Group plc                                      626,300        2,743,728
--------------------------------------------------------------------------------
Royal Caribbean
Cruises Ltd.                                           108,800        5,407,360
                                                                    ------------
                                                                      8,151,088

--------------------------------------------------------------------------------
MEDIA--3.1%
EMI Group plc                                        1,171,100        5,410,155
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                 236,600        6,982,701
                                                                    ------------
                                                                     12,392,856

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--6.8%
Christian Dior SA                                      114,000        7,171,422
--------------------------------------------------------------------------------
Luxottica
Group SpA                                              408,300        7,968,217
--------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                      250,000        1,401,778
--------------------------------------------------------------------------------
Swatch Group
AG (The)                                               398,000       11,208,809
                                                                    ------------
                                                                     27,750,226

--------------------------------------------------------------------------------
CONSUMER STAPLES--9.5%
--------------------------------------------------------------------------------
BEVERAGES--5.3%
Diageo plc                                             530,200        7,416,518
--------------------------------------------------------------------------------
Kinki Coca-Cola
Bottling Co. Ltd.                                       97,300          872,726
--------------------------------------------------------------------------------
Mikuni Coca-Cola
Bottling Co. Ltd.                                      135,000        1,281,716
--------------------------------------------------------------------------------
Pernod-Ricard SA                                        78,400       11,704,464
                                                                    ------------
                                                                     21,275,424

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.3%
Ito-Yokado Co. Ltd.                                        300           11,894
--------------------------------------------------------------------------------
Tesco plc                                            2,275,000       13,107,443
                                                                    ------------
                                                                     13,119,337

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury
Schweppes plc                                          424,600        3,789,188
--------------------------------------------------------------------------------
ENERGY--8.2%
--------------------------------------------------------------------------------
OIL & GAS--8.2%
BP plc                                                 873,000        8,908,504
--------------------------------------------------------------------------------
Petro-Canada                                           146,000        8,345,847
--------------------------------------------------------------------------------
Total SA, B Shares                                      72,600       15,895,929
                                                                    ------------
                                                                     33,150,280

--------------------------------------------------------------------------------
FINANCIALS--21.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Credit Suisse
Group 1                                                101,900        3,973,903
--------------------------------------------------------------------------------
Deutsche Bank AG                                        63,000        5,339,203
                                                                    ------------
                                                                      9,313,106

--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.2%
Aareal Bank AG                                          80,400        2,458,327
--------------------------------------------------------------------------------
Banco Popolare
di Verona e
Novara Scrl                                            534,100       10,217,369
--------------------------------------------------------------------------------
Bank of East
Asia Ltd.                                            1,413,000        4,443,168
--------------------------------------------------------------------------------
Barclays plc                                           563,600        5,815,861
--------------------------------------------------------------------------------
BNP Paribas SA                                         111,000        7,717,566
--------------------------------------------------------------------------------
Credit Agricole SA                                     201,800        5,977,121
--------------------------------------------------------------------------------
Joyo Bank
Ltd. (The)                                             674,000        3,156,970
--------------------------------------------------------------------------------
Shinsei Bank Ltd.                                      823,800        5,507,744
                                                                    ------------
                                                                     45,294,126

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
Deutsche
Boerse AG                                              208,000       12,324,283
--------------------------------------------------------------------------------
Nomura Securities
Co. Ltd.                                               310,000        4,359,069
                                                                    ------------
                                                                     16,683,352

             20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--3.7%
Aegon NV                                                320,000    $  3,956,295
--------------------------------------------------------------------------------
Axa SA                                                  239,600       5,612,397
--------------------------------------------------------------------------------
Swiss
Reinsurance Co.                                          80,000       5,344,797
                                                                   -------------
                                                                     14,913,489

--------------------------------------------------------------------------------
HEALTH CARE--8.9%
--------------------------------------------------------------------------------
PHARMACEUTICALS--8.9%
Actelion Ltd. 1                                          56,700       5,223,285
--------------------------------------------------------------------------------
Shire Pharmaceuticals
Group plc                                             1,090,000      10,924,995
--------------------------------------------------------------------------------
Takeda
Pharmaceutical
Co. Ltd.                                                326,000      16,029,931
--------------------------------------------------------------------------------
Yamanouchi
Pharmaceutical
Co. Ltd.                                                100,000       3,653,856
                                                                   -------------
                                                                     35,832,067

--------------------------------------------------------------------------------
INDUSTRIALS--7.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Bombardier, Inc.,
Cl. B                                                 1,564,800       3,034,860
--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.7%
Wienerberger AG                                         154,000       6,837,902
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG                                               98,500       7,889,491
--------------------------------------------------------------------------------
MACHINERY--2.8%
SKF AB, B Shares                                        269,000      11,452,602
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.6%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
NEC Corp.                                               985,000       5,446,431
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.1%
Canon Sales Co., Inc.                                   346,600       4,968,029
--------------------------------------------------------------------------------
Canon, Inc.                                              73,800       3,700,578
                                                                   -------------
                                                                      8,668,607

--------------------------------------------------------------------------------
SOFTWARE--3.1%
Dassault
Systemes SA                                             143,300       7,427,713
--------------------------------------------------------------------------------
Sage Group
plc (The)                                             1,397,050       5,152,506
                                                                   -------------
                                                                     12,580,219
--------------------------------------------------------------------------------
MATERIALS--11.0%
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--3.5%
Boral Ltd.                                            1,009,300       5,374,948
--------------------------------------------------------------------------------
Fletcher
Building Ltd.                                         1,947,000       8,602,609
                                                                   -------------
                                                                     13,977,557

--------------------------------------------------------------------------------
METALS & MINING--7.5%
Alcan, Inc.                                              78,000       3,975,968
--------------------------------------------------------------------------------
Arcelor                                                 288,000       6,344,110
--------------------------------------------------------------------------------
Boehler-
Uddeholm AG                                              60,100       7,124,411
--------------------------------------------------------------------------------
Rio Tinto plc                                           447,426      13,107,282
                                                                   -------------
                                                                     30,551,771

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Deutsche
Telekom AG 1                                            582,900      12,367,521
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.5%
NTT DoCoMo, Inc.                                          8,837      15,371,682
--------------------------------------------------------------------------------
Vodafone
Group plc                                             4,058,022      11,011,640
                                                                   -------------
                                                                     26,383,322
                                                                   -------------
Total Common Stocks
(Cost $329,959,802)                                                 394,132,100

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--1.6%
--------------------------------------------------------------------------------
Federal Home
Loan Bank,
1.85%, 12/1/04
(Cost $6,601,000)                                  $  6,601,000       6,601,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $336,560,802)                                        99.1%    400,733,100
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                              0.9       3,556,914
                                                   -----------------------------
NET ASSETS                                                100.0%   $404,290,014
                                                   =============================

             21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                       VALUE         PERCENT
--------------------------------------------------------------------------------
United Kingdom                                     $ 87,387,820           21.8%
Japan                                                70,976,339           17.7
France                                               68,489,313           17.1
Germany                                              48,442,168           12.1
Switzerland                                          25,750,794            6.4
Italy                                                18,185,586            4.5
Canada                                               15,356,675            3.8
Austria                                              13,962,313            3.5
Sweden                                               11,452,602            2.9
New Zealand                                           8,602,609            2.2
United States                                         6,601,000            1.6
Luxembourg                                            6,344,110            1.6
Liberia                                               5,407,360            1.4
Australia                                             5,374,948            1.3
Hong Kong                                             4,443,168            1.1
The Netherlands                                       3,956,295            1.0
                                                   -----------------------------
Total                                              $400,733,100          100.0%
                                                   =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $336,560,802)--see accompanying statement of investments   $ 400,733,100
-----------------------------------------------------------------------------------------------------
Cash                                                                                         429,454
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                           2,832,752
Interest and dividends                                                                       862,678
Shares of capital stock sold                                                                 523,004
Other                                                                                         50,000
                                                                                       --------------
Total assets                                                                             405,430,988

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         20,095
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                             733,413
Distribution and service plan fees                                                           156,805
Transfer and shareholder servicing agent fees                                                 75,398
Directors' compensation                                                                       60,882
Shareholder communications                                                                    49,646
Other                                                                                         44,735
                                                                                       --------------
Total liabilities                                                                          1,140,974

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 404,290,014
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                   $     224,470
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               350,805,811
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            417,818
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions           (11,394,997)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                             64,236,912
                                                                                       --------------
NET ASSETS                                                                             $ 404,290,014
                                                                                       ==============

              23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES   Continued
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $310,362,609 and
16,978,239 shares of capital stock outstanding)                                                   $18.28
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $19.40
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,738,522 and 2,785,837 shares of
capital stock outstanding)                                                                        $17.14
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,169,333 and 2,350,311 shares of
capital stock outstanding)                                                                        $17.09
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $6,019,550 and 332,649 shares of
capital stock outstanding)                                                                        $18.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended November 30, 2004
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $806,093)           $ 7,249,484
-------------------------------------------------------------------------------
Interest                                                                73,753
                                                                   ------------
Total investment income                                              7,323,237

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                      2,718,622
-------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                672,864
Class B                                                                481,547
Class C                                                                355,247
Class N                                                                 20,988
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                568,865
Class B                                                                135,808
Class C                                                                 99,461
Class N                                                                 13,015
-------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 48,948
Class B                                                                 36,911
Class C                                                                 15,173
Class N                                                                  1,261
-------------------------------------------------------------------------------
Administrative fees                                                    906,232
-------------------------------------------------------------------------------
Custodian fees and expenses                                             75,293
-------------------------------------------------------------------------------
Directors' compensation                                                 35,936
-------------------------------------------------------------------------------
Other                                                                  138,118
                                                                   ------------
Total expenses                                                       6,324,289
Less reduction to custodian expenses                                    (1,570)
Less payments and waivers of expenses                                     (270)
                                                                   ------------
Net expenses                                                         6,322,449

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                1,000,788

             25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS   Continued
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------

Net realized gain on:
Investments                                                               $15,693,102
Closing and expiration of option contracts written                             81,495
Foreign currency transactions                                              16,059,085
Net increase from payment by affiliate                                        172,926
                                                                          ------------
Net realized gain                                                          32,006,608
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                 8,477,305
Translation of assets and liabilities denominated in foreign currencies    15,009,957
                                                                          ------------
Net change in unrealized appreciation                                      23,487,262

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $56,494,658
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED NOVEMBER 30,                                           2004             2003
----------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                    $   1,000,788    $     784,797
----------------------------------------------------------------------------------------
Net realized gain                                           32,006,608       22,332,566
----------------------------------------------------------------------------------------
Net change in unrealized appreciation                       23,487,262       40,624,806
                                                         -------------------------------
Net increase in net assets resulting from operations        56,494,658       63,742,169

----------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                     21,651,459        7,457,176
Class B                                                    (11,968,648)     (23,417,899)
Class C                                                      3,836,980       (1,075,505)
Class N                                                      3,062,769          769,358

----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
Total increase                                              73,077,218       47,475,299
----------------------------------------------------------------------------------------
Beginning of period                                        331,212,796      283,737,497
                                                         -------------------------------
End of period (including accumulated net investment
income (loss) of $417,818 and $(47,092), respectively)   $ 404,290,014    $ 331,212,796
                                                         ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED NOVEMBER 30,                2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  15.62      $  12.58      $  14.76       $  17.93       $  22.05
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .08 1         .06           .02            .02            .10
Net realized and unrealized gain (loss)           2.58          2.98         (2.20)         (1.62)           .24
                                              ---------------------------------------------------------------------
Total from investment operations                  2.66          3.04         (2.18)         (1.60)           .34
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.22)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.46)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  18.28      $  15.62      $  12.58       $  14.76       $  17.93
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               17.03%        24.17%       (14.77)%       (10.04)%         1.47%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $310,363      $245,349      $191,096       $238,882       $285,836
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $274,682      $203,459      $216,977       $269,338       $325,539
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             0.48%         0.51%         0.09%          0.12%          0.47%
Total expenses                                    1.54% 4       1.59% 4,5     1.66% 4,5      1.71% 4        1.70% 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS B    YEAR ENDED NOVEMBER 30,                2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.78      $  12.00      $  14.18       $  17.38       $  21.50
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.06) 1       (.15)         (.11)          (.08)          (.02)
Net realized and unrealized gain (loss)           2.42          2.93         (2.07)         (1.55)           .25
                                              ---------------------------------------------------------------------
Total from investment operations                  2.36          2.78         (2.18)         (1.63)           .23
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.11)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.35)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.14      $  14.78      $  12.00       $  14.18       $  17.38
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               15.97%        23.17%       (15.37)%       (10.57)%         0.91%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 47,739      $ 52,459      $ 65,144       $ 93,590       $114,765
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 48,168      $ 55,378      $ 79,996       $105,464       $128,686
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                              (0.41)%       (0.31)%       (0.63)%        (0.48)%        (0.09)%
Total expenses                                    2.43%         2.47%         2.36%          2.31%          2.24%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 4        2.44%          N/A 4,5        N/A            N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED NOVEMBER 30,               2004          2003          2002           2001           2000
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  14.73      $  11.96      $  14.14       $  17.33       $  21.46
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.06) 1       (.05)         (.12)          (.07)          (.02)
Net realized and unrealized gain (loss)           2.42          2.82         (2.06)         (1.55)           .25
                                              ---------------------------------------------------------------------
Total from investment operations                  2.36          2.77         (2.18)         (1.62)           .23
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --            --            --             --           (.12)
Distributions from net realized gain                --            --            --          (1.57)         (4.24)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --            --            --          (1.57)         (4.36)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.09      $  14.73      $  11.96       $  14.14       $  17.33
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               16.02%        23.16%       (15.42)%       (10.54)%         0.91%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $ 40,169      $ 31,076      $ 26,361       $ 39,429       $ 45,179
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $ 35,555      $ 26,952      $ 33,801       $ 42,552       $ 51,539
Ratios to average net assets: 3
Net investment loss                              (0.36)%       (0.33)%       (0.63)%        (0.48)%        (0.10)%
Total expenses                                    2.39%         2.46%         2.37%          2.31%          2.24%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 4,5      2.43%          N/A 4,5        N/A 4          N/A 4
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             87%          150%           75%            71%           104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

CLASS N    YEAR ENDED NOVEMBER 30,                       2004         2003         2002        2001 1
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 15.52      $ 12.54      $ 14.76       $ 16.58
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .03 2        .01         (.01)           -- 3
Net realized and unrealized gain (loss)                  2.55         2.97        (2.21)        (1.82)
                                                      -------------------------------------------------
Total from investment operations                         2.58         2.98        (2.22)        (1.82)
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --           --           --            --
Distributions from net realized gain                       --           --           --            --
                                                      -------------------------------------------------
Total dividends and/or distributions
to shareholders                                            --           --           --            --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 18.10      $ 15.52      $ 12.54       $ 14.76
                                                      =================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      16.62%       23.76%      (15.04)%      (10.98)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $ 6,020      $ 2,329      $ 1,137       $   522
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,210      $ 1,637      $ 1,058       $   275
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                             0.19%        0.17%       (0.02)%       (0.05)%
Total expenses                                           1.91%        2.04%        1.90%         1.81%
Expenses after payments and waivers and reduction
to custodian expenses                                     N/A 6,7     1.92%         N/A 6,7       N/A 6
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    87%         150%          75%           71%

1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). The Manager has entered into a sub-advisory agreement with OpCap
Advisors.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone.
Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B,
C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures

              32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

under the supervision of the Board of Directors. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the
Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

              33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
    UNDISTRIBUTED   UNDISTRIBUTED            ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT      LONG-TERM                   LOSS     FOR FEDERAL INCOME
    INCOME                   GAIN   CARRYFORWARD 1,2,3,4           TAX PURPOSES
    ---------------------------------------------------------------------------
    $454,835                  $--            $10,473,589            $64,180,453

1. As of November 30, 2004, the Fund had $10,412,287 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of November 30, 2004, details of the capital loss carryforward was as follows:

                        EXPIRING
                        --------------------------
                        2010           $10,412,287

2. The Fund had $61,302 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended November 30, 2004,the Fund utilized $32,524,665 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended November 30, 2003,the Fund utilized $20,399,474 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for November 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                        REDUCTION TO                 REDUCTION TO
                        ACCUMULATED                   ACCUMULATED
                        NET INVESTMENT          NET REALIZED LOSS
                        INCOME                     ON INVESTMENTS
                        -----------------------------------------
                        $535,878                         $535,878

No distributions were paid during the years ended November 30, 2004 and
November 30, 2003.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

            Federal tax cost of securities            $ 336,617,261
            Federal tax cost of other investments        (2,812,814)
                                                      -------------
            Total federal tax cost                    $ 333,804,447
                                                      =============
            Gross unrealized appreciation             $  75,419,897
            Gross unrealized depreciation               (11,239,444)
                                                      -------------
            Net unrealized appreciation               $  64,180,453
                                                      =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
November 30, 2004, the Fund's projected benefit obligations were increased by
$5,814 and payments of $1,222 were made to retired directors, resulting in an accumulated liability of $51,685 as of November 30, 2004.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of
"Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of directors' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may
include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The
Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

              35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                             YEAR ENDED NOVEMBER 30, 2004      YEAR ENDED NOVEMBER 30, 2003
                                SHARES             AMOUNT         SHARES             AMOUNT
--------------------------------------------------------------------------------------------

CLASS A
Sold                         4,431,949      $  74,340,632      8,676,830      $ 110,860,888
Redeemed                    (3,157,872)       (52,689,173) 1  (8,165,976)      (103,403,712)
                            ----------------------------------------------------------------
Net increase                 1,274,077      $  21,651,459        510,854      $   7,457,176
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           743,187      $  11,754,904        706,097      $   8,800,023
Redeemed                    (1,507,809)       (23,723,552) 1  (2,585,927)       (32,217,922)
                            ----------------------------------------------------------------
Net decrease                  (764,622)     $ (11,968,648)    (1,879,830)     $ (23,417,899)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                           715,368      $  11,265,219        499,414      $   6,222,943
Redeemed                      (474,473)        (7,428,239) 1    (593,850)        (7,298,448)
                            ----------------------------------------------------------------
Net increase (decrease)        240,895      $   3,836,980        (94,436)     $  (1,075,505)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                           243,920      $   4,086,734        116,973      $   1,569,327
Redeemed                       (61,310)        (1,023,965) 1     (57,645)          (799,969)
                            ----------------------------------------------------------------
Net increase                   182,610      $   3,062,769         59,328      $     769,358
                            ================================================================

1. Net of redemption fees of $2,630, $461, $341 and $40 for Class A, Class B,
Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2004, were
$320,952,570 and $309,300,758, respectively.

              36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $400 million of average annual net assets of the Fund, 0.65% of the next $400 million, 0.60% of the next $400 million and
0.55% of average annual net assets in excess of $1.2 billion. Prior to January
1, 2004, the annual advisory fee rate was 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65%
of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of
0.25% of the average annual net assets of the Fund. During the year ended
November 30, 2004, the Fund paid $906,245 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. The Manager pays the
Sub-Advisor a monthly fee based on the fee schedule set forth in the Fund's prospectus. For the year ended November 30, 2004, the Manager paid $940,828 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended November 30, 2004, the Fund paid
$810,702 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a
Distribution and Service Plan for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class
A shares. Under the Plan, the Fund may also pay an asset- based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the
annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual

              37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES   Continued

asset-based sales charge of 0.75% per year on Class B and Class C shares and
0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of
Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at November 30, 2004 for Class B, Class C and Class N shares were $225,685, $1,088,989 and $82,683, respectively. Fees incurred by the
Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A            CLASS B            CLASS C            CLASS N
                             CLASS A         CONTINGENT         CONTINGENT         CONTINGENT         CONTINGENT
                           FRONT-END           DEFERRED           DEFERRED           DEFERRED           DEFERRED
                       SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
                         RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
YEAR ENDED               DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------

November 30, 2004           $146,341               $656            $97,095             $7,745             $6,075

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the
Manager paid the Fund $172,926, an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended November 30, 2004, OFS waived $53 and $217 for Class C and
Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and

              38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities as a receivable or payable and in the Statement of
Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

As of November 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                     CONTRACT    VALUATION AS OF
                                    EXPIRATION         AMOUNT       NOVEMBER 30,       UNREALIZED
CONTRACT DESCRIPTION                     DATES         (000S)               2004     DEPRECIATION
-------------------------------------------------------------------------------------------------

CONTRACTS TO SELL
British Pound Sterling (GBP)           12/2/04       1,098GBP         $2,097,431          $19,866
Japanese Yen (JPY)                     12/3/04      75,668JPY            735,478              229
                                                                                          -------
Total unrealized depreciation                                                             $20,095
                                                                                          =======

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity]
increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

             39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY   Continued

Written option activity for the year ended November 30, 2004 was as follows:

                                               CALL OPTIONS
                                 --------------------------
                                 NUMBER OF        AMOUNT OF
                                 CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
November 30, 2003                       --         $     --
Options written                        400           81,495
Options closed or expired             (400)         (81,495)
                                      ---------------------
Options outstanding as of
November 30, 2004                       --         $     --
                                      =====================

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively,
"OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the
"Funds") including this Fund, and 31 present and former Directors/Trustees
(collectively, the "Directors/Trustees") and nine present and former officers
(collectively, the "Officers") of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10,
2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the consolidated amended complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments, in violation of the Investment Company
Act of 1940 and the Investment Advisers Act of 1940. Also like those prior complaints, the consolidated amended complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the
Officers breached their fiduciary duties to Fund shareholders under the
Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the Funds'
investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds, the
Directors/Trustees or the Officers and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds believes that the allegations contained in the complaints are without merit and intends to defend these lawsuits vigorously.

              40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENT

The subadvisory agreement between the Manager and OpCap Advisors will terminate on December 31, 2004. Effective January 1, 2005, the Manager will assume day-to-day investment management of the Fund.

              41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                       B-1
                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

                                      C-11
                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor,
Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans, 3) employee benefit plans4
         4) Group Retirement Plans5 5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,
            Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to:
      |_| Purchases of Class A shares aggregating $1 million or more. |_|
      Purchases of Class A shares by a Retirement Plan that was
         permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      |_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      |_|Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: 1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM
            (the funds described in (a) and (b) are referred to as "Applicable
            Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
            Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
            invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

          II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):
      |_|   The Manager or its affiliates.
      |_|Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      |_|Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      |_|Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      |_|Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      |_|Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      |_|Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      |_|"Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_|Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      |_|Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      |_|Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      |_|A unit investment trust that has entered into an appropriate agreement with the Distributor.
      |_|Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      |_|Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      |_|A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      |_|A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      |_|Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      |_|Shares purchased by the reinvestment of dividends or other
         distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      |_|Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
      |_| Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      |_|To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      |_|Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      |_|For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact. 4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries. 9) Separation from service.8
         10)Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
            Distributor.
         11)Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
            IRA.
      |_|For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      |_|For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
      |_|For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

 III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      |_|Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      |_|Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      |_|The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      |_|Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      |_|Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      |_|Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
      |_|Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
      |_|Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability
         (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account. 3)
         To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.10 5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
         Revenue Code.
         7) To make "substantially equal periodic payments" as described in
         Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11 9) On account of the participant's separation from service.12 10) Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)Distributions made on account of a plan termination or "in-service"
            distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      |_|Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      |_|   Shares sold to the Manager or its affiliates.
      |_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the
         Manager or the Distributor for that purpose.
      |_| Shares issued in plans of reorganization to which the Fund is a party.
      |_|Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

 IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund Quest for Value New York
   Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for
   Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for
   Value California Tax-Exempt Fund

All of the funds listed above are referred to in this Appendix as the "Former
Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
      |_|acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
      |_|purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest
for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

      |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o           Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o           Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      |X| Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: o withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
o           liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the shareholder(s) (as
            evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o           withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o           liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account
   Connecticut Mutual Government Securities Account CMIA LifeSpan Capital
   Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced
   Account Connecticut Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      |X| Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are: 1)
         persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who
            still hold those shares in that Fund or other Former Connecticut
            Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      |X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
            Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

   VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      |_|   the Manager and its affiliates,
      |_|present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      |_|registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
      |_|dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      |_|employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
      |_|dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the
         Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
      |_|dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Quest International Value Fund, Inc. SM

Internet Website
      WWW.OPPENHEIMERFUNDS.COM

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

PX0254.001.0305

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund. 3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions"
mean "repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in)
the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more
(including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not applyonly applies to qualified retirement plans and
403(b)(7) custodial plans ifafter your separation from service in or after the participant is less thanyear you reached age 55, nor to IRAs.. 9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan. 12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a) (i) Articles of Incorporation dated 4/4/90: Previously filed with
Registrant's initial Registration Statement on Form N-1A, 5/4/90, and refiled with Registrant's Post-Effective Amendment No. 18, 3/11/96, pursuant to
Regulation S-T and incorporated herein by reference.

      (ii) Articles of Amendment to Articles of Incorporation dated 6/11/90:
Previously filed with Registrant's Post-Effective Amendment No. 23, 3/29/99, and
incorporated herein by reference.

      (iii) Articles of Amendment to Articles of Incorporation dated 11/1/95:
Previously filed with Registrant's Post-Effective Amendment No. 22, 1/28/99, and
incorporated herein by reference.

      (iv) Articles of Amendment to Articles of Incorporation dated 11/22/95:
Previously filed with Registrant's Post-Effective Amendment No. 18, 3/11/96, and
incorporated herein by reference.

      (v) Articles of Amendment to Articles of Incorporation dated 8/29/03:
Filed herewith.

(b) (i) By-Laws: Previously filed with Registrant's initial Registration
Statement on Form N-1A, 5/4/90, and refiled with Registrant's Post-Effective
Amendment No. 18, 3/11/96, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Amendment No. 1 to By-Laws dated 2/4/97: Previously filed with
Registrant's Post-Effective Amendment No. 20, 1/20/98, and incorporated herein by reference.

      (iii) Amendment No. 2 to By-Laws dated 7/22/98: Previously filed with
Registrant's Post-Effective Amendment No. 22, 1/28/99, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 1/23/04, and incorporated herein by reference.

      (ii) Specimen Class B Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 1/23/04, and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 1/23/04, and incorporated herein by reference.

      (iv) Specimen Class N Share Certificate: Previously filed with the
Registrant's Post-Effective Amendment No. 29, 1/23/04, and incorporated herein by reference.

(d) (i) Amended and Restated Investment Advisory Agreement dated 1/01/05: Filed herewith.

      (ii) Administration Agreement dated 1/1/05: Filed herewith.

(e) (i) General Distributor's Agreement dated 11/22/95: Previously filed with
Registrant's Post-Effective Amendment No. 18, 3/11/96, and incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f) (i) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Previously filed with Post-Effective Amendment No. 43 to the Registration
Statement of Oppenheimer Quest For Value Funds (Reg. No. 33-15489), 12/21/98,
and incorporated herein by reference.

      (ii) Retirement Plan for Non-Interested Trustees or Directors: Previously
filed with Registrant's Post-Effective Amendment No. 43 to the Registration
Statement of Oppenheimer Quest For Value Funds (Reg. No. 33-15489), 12/21/98,
and incorporated herein by reference.

(g) (i) Global Custodial Services Agreement dated July 15, 2003, between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core
Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May 31,
2001, as amended July 15, 2003, between Registrant and Citibank, N.A: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03,
and incorporated herein by reference.

(h) Not applicable.

(i) Two Opinions and Consents of Counsel dated 6/21/90: Previously filed with
Registrant's Registration Statement on Form N-14, 7/19/91, and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter dated 6/14/90 from OppenheimerFunds, Inc. to Registrant:
Previously filed with Registrant's Registration Statement on Form N-14, 7/19/91,
and incorporated herein by reference.

(m) (i) Amended and Restated Distribution and Service Plan and Agreement for
Class A shares dated 2/3/98: Previously filed with Registrant's Post-Effective
Amendment No. 21, 3/26/98, and incorporated herein by reference.

      (ii) Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated 2/3/98: Previously filed with Registrant's Post-Effective
Amendment No. 21, 3/26/98, and incorporated herein by reference.

      (iii) Amended and Restated Distribution and Service Plan and Agreement for
Class C shares dated 2/11/04: Filed herewith.

      (iv) Distribution and Service Plan and Agreement for Class N shares dated
2/5/01: Previously filed with Registrant's Post-Effective Amendment No. 28,
1/24/03 and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
9/15/04: Previously filed with Post-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o) (i) Powers of Attorney for John Murphy, Brian Wixted and all
Trustees/Directors: Previously filed with Post-Effective Amendment No. 11 to the
Registration Statement of Oppenheimer Quest Capital Value Fund, Inc. (Reg. No.
333-16881), 12/21/04, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated February
1, 2005 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Dividend Growth Fund
(Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

----------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other  Business  and  Connections  During the Past
                               Two Years
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,      Formerly  Vice  President  (April  2000) and First
Vice President                 Vice  President   (February   2003-July  2004)  of

                               Citigroup Global Markets Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Emeline S. Adwers,             None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Agan,                   Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder  Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and  Centennial  Asset
                               Management  Corporation;  Senior Vice President of
                               Shareholders Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Carl Algermissen,              Formerly  Associate  Counsel and Legal  Compliance
Assistant   Vice  President  & Officer  at Great  West-Life  & Annuity  Insurance
Associate Counsel              Co. (February 2004-October 2004);  previously with
                               INVESCO  Funds  Group,  Inc.  (June  1993-December
                               2003), most recently as Senior Staff Attorney.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Janette Aprilante,             Secretary     (since     December     2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,   Inc.,  Centennial

                               Asset    Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,   Oppenheimer  Real
                               Asset  Management,   Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder  Services,  Inc. and
                               OppenheimerFunds  Legacy  Program;  (since January
                               2005)    of    Trinity    Investment    Management
                               Corporation.   Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,   OFI
                               Private  Investments,  Inc. and OFI  Institutional
                               Asset Management,  Inc. Assistant Secretary (since
                               December 2001) of OFI Trust Company.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lalit K. Behal                 Assistant    Secretary   of   HarbourView    Asset
Assistant Vice President       Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Beichert,             Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of  OFI  Institutional
Assistant Vice President       Asset Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Bertucci                None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer      (since     October     2003)     of
Vice President                 OppenheimerFunds  Distributor, Inc. and Centennial

                               Asset Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly   First  Vice   President  and  Associate
Vice   President  &  Associate General  Counsel of UBS  Financial  Services  Inc.
Counsel                        (May 1999-May 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Veronika Boesch, Formerly (until February 2004) an independent Assistant Vice
President consultant/coach in organizational development.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Antulio N. Bomfim, A senior economist with the Federal Reserve Board Vice
President (June 1992-October 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John C. Bonnell,               Vice  President  of  Centennial  Asset  Management
Vice President                 Corporation.   Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice  President and Corporate  Counsel at

Vice    President   &   Senior Prudential   Financial   Inc.   (October   2002  -
Counsel                        November 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Bourgeois,                Assistant Vice President of Shareholder  Services,
Assistant Vice President       Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeoffrey Caan,                 Formerly  Vice  President  of ABN  AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vie President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Gerald James Concepcion,       Formerly  (until  November  2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Robert Corbett,                None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Susan Cornwell,                Vice  President  of  Centennial  Asset  Management
Vice President                 Corporation,  Shareholder Financial Services, Inc.
                               and OppenheimerFunds  Legacy Program;  Senior Vice
                               President of Shareholder Services, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott Cottier,                 None
Vice   President:    Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

George Curry,                  Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Damian,                   None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice   President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steven D. Dombrower,           Senior Vice President of OFI Private  Investments,
Vice President                 Inc.;    Vice   President   of    OppenheimerFunds
                                Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Dvorak,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
George R. Evans,               None
Senior  Vice   President   and
Director   of    International
Equities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)   of
Assistant Vice President       HarbourView Asset Management Corporation.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Emmanuel Ferreira,             None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ronald H. Fielding,            Vice  President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual  Insurance  Company;
Chairman   of  the   Rochester Governor of St.  John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum  of
                               Photography at George Eastman House.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly  Head of Business  Management/Proprietary
Vice President                 Distribution   at   Citigroup   Asset   Management
                               (August 1986-September 2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of    OppenheimerFunds
Senior Vice President          Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President   of  OFI   Institutional   Asset
Vice President                 Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice   President  of   OppenheimerFunds
Vice President                 Legacy Program.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Dominic Freud,                 None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Seth Gelman,                   Formerly  an  Associate  in the  Asset  Management
Vice President                 Legal  Department at Goldman Sachs & Co. (February
                               2003-August 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly  First Vice  President  of Merrill  Lynch
Senior   Vice    President   & Investment Management (2001 to September 2004).
Deputy General Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bejamin J. Gord,               Vice  President of  HarbourView  Asset  Management
Vice President                 Corporation   and  of  OFI   Institutional   Asset
                                Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Joseph Higgins,                Vice   President   of  OFI   Institutional   Asset
Vice President                 Management, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward Hrybenko,               Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice   President  of   OppenheimerFunds
Vice President                 Legacy Program.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice    President    (Director   of   the
Vice President                 International  Division)  (since  January 2004) of
                               OFI   Institutional   Asset   Management,    Inc.;
                               Director  (since  June  2003) of  OppenheimerFunds
                                 (Asia) Limited

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Corry E. Hyer,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice  President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.;   Senior  Vice   President  of  OFI  Private
                                Investments, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice    President    (since   January   2004)   of
Vice President                 OppenheimerFunds    Distributor   Inc.   Formerly,
                               Director  of  INVESCO   Distributors  Inc.  (April
                              2000-December 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen T. Ives,              Vice   President   and   Assistant   Secretary  of
Vice     President,     Senior OppenheimerFunds     Distributor,     Inc.     and
Counsel     and      Assistant Shareholder  Services,  Inc.;  Assistant Secretary
Secretary                      of  Centennial   Asset   Management   Corporation,
                               OppenheimerFunds  Legacy  Program and  Shareholder
                            Financial Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Jaume,                 Senior  Vice   President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI   Institutional
                               Asset  Management,  Inc.;  Director  of OFI  Trust
                               Company.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Jennings,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President,  Compensation  Manager at
Assistant Vice President       The  Bank  of  New  York  (November  1996-November
                               2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer  of  OppenheimerFunds  Legacy
Senior Vice President          Program
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cristina J. Keller,            Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Keogh,                 Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank  of
Senior Vice President          America   (Wealth   and   Investment    Management
                               Technology Group) (March 2002-August 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John W. Land,                  Formerly Human Resources  Manager at Goldman Sachs
Assistant Vice President       (October 2000-July 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Tracey Lange,                  Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jeffrey P. Lagarce,            President  and  Chief  Marketing  Officer  of  OFI
Senior Vice President          Institutional   Asset   Management,   Inc.  as  of
                               January    2005.     Formerly    Executive    Vice
                               President-Head  of  Fidelity  Tax-Exempt  Services
                               Business   at   Fidelity    Investments    (August
                               1996-January 2005).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant     Vice    President    of
Vice President                 OppenheimerFunds, Inc. (November 2002-March 2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Randy Legg,                    Formerly an associate  with Dechert LLP (September
Assistant   Vice  President  & 1998-January 2004).
Assistant Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President  of  Shareholder  Services,
Vice President                 Inc.;  Vice  President  of  Shareholder  Financial
                                 Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Justin Leverenz,               Formerly,   a   research/technology   analyst   at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gang Li,                       None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice   President  of   OppenheimerFunds
Vice President                 Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder  Financial Services,
Vice President                 Inc.  and Senior  Vice  President  of  Shareholder
                                 Services, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an   Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management    (October
                               2001-October 2003).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior   Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer  Investments,  Inc.
                             (July 1990-July 2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly   Marketing   Manager   -   Sales   Force
Assistant Vice President       Marketing     (March     2003-June     2004)    of
                             OppenheimerFunds, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice   President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of OFI  Institutional
                             Asset Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
LuAnn Mascia,                  Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView    Asset
Vice   President  &  Associate Management  Corporation,  OppenheimerFunds  Legacy
Counsel                        Program,  OFI  Private   Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc.,  Centennial
                               Asset  Management  Corporation,  Oppenheimer  Real
                               Asset  Management,  Inc.  and  Trinity  Investment
                               Management  Corporation.  Formerly an Associate at
                               Sidley  Austin  Brown and Wood LLP (1995 - October
                               2003).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President   and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director  of OFI Trust
Senior Vice President          Company;   Chairman,   Chief  Executive   Officer,
                               Senior  Managing  Director  and  Director  of  OFI
                               Institutional   Asset   Management,   Inc.;  Chief
                               Executive  Officer,   President,  Senior  Managing
                               Director   and  Director  of   HarbourView   Asset
                               Management  Corporation;  Chairman,  President and
                               Director   of   Trinity   Investment    Management
                               Corporation

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Wayne Miao,                    Formerly an Associate  with Sidley  Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Charles Moon,                  Vice  President of  HarbourView  Asset  Management
Vice President                 Corporation   and  of  OFI   Institutional   Asset
                                Management, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

John Murphy,                   President and  Management  Director of Oppenheimer
Chairman, President, Chief     Acquisition  Corp.;   President  and  Director  of
Executive Officer & Director   Oppenheimer   Partnership   Holdings,   Inc.   and
                               Oppenheimer Real Asset Management,  Inc.; Chairman
                               and  Director of  Shareholder  Services,  Inc. and
                               Shareholder Financial Services,  Inc.; Director of
                               Centennial    Asset    Management     Corporation,
                               OppenheimerFunds Distributor,  Inc., Institutional
                               Asset   Management,   Inc.,   Trinity   Investment
                               Management     Corporation,     Tremont    Capital
                               Management,  Inc.,  HarbourView  Asset  Management
                               Corporation  and OFI  Private  Investments,  Inc.;
                               Executive Vice President of  Massachusetts  Mutual
                               Life   Insurance   Company;    Director   of   DLB
                               Acquisition   Corporation;   a   member   of   the
                               Investment Company Institute's Board of Governors.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Meaghan Murphy,                Formerly Marketing Professional,  RFP Writer at JP
Assistant Vice President       Morgan  Fleming  Asset   Management  (May  2002  -
                                 October 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until  December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christina Nasta,               Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

James B. O'Connell,            Formerly    a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002  -  December
                               2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John O'Hare,                   Formerly  Executive  Vice  President and Portfolio
Vice President                 Manager  (June  2000  -  August  2003)  at  Geneva
                            Capital Management, Ltd.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John J. Okray,                 Formerly Vice President,  Head of Trust Operations
Vice President                 at Lehman Brothers (June  2004-October 2004) prior
                               to  which  he was  an  Assistant  Vice  President,
                               Director  of Trust  Services  at  Cambridge  Trust
                               Company (October 2002-June 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lori L. Penna,                 Formerly  an  RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior  Financial  Analyst with General
Assistant Vice President       Motors,  NY  Treasurer's  Office (July  2000-Augut
                               2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Pfeffer,                 Senior  Vice   President  of   HarbourView   Asset
Senior  Vice   President   and Management   Corporation   since   February  2004.
Chief Financial Officer        Formerly,  Director and Chief Financial Officer at
                               Citigroup     Asset      Management      (February
                              2000-February 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott Phillips,                Formerly   Vice   President   at   Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Jason Pizzorusso,              None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Poiesz,                  Formerly  a Senior  Portfolio  Manager  at Merrill
Senior  Vice  President,  Head Lynch (October  2002-May 2004).  Founding  partner
of Growth Equity Investments   of   RiverRock,   a  hedge  fund  product   (April
                                1999-July 2001).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Marc Reinganum,                None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of    OppenheimerFunds
Senior Vice President          Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director   of   OppenheimerFunds
Executive Vice President       Distributor,  Inc. and Centennial Asset Management
                               Corporation;   Executive  Vice  President  of  OFI
                               Private Investments, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Adrienne Ruffle,               Formerly an Associate  with Sidley  Austin Brown &
Assistant  Vice  President and Wood LLP (September 2002-February 2005).
Assistant Counsel

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman,  Treasurer, Chief Financial Officer
Executive  Vice  President and and    Management    Director    of    Oppenheimer
Director                       Acquisition  Corp.;   President  and  Director  of
                               Shareholder   Services,   Inc.   and   Shareholder
                               Financial  Services,  Inc.;  Director  of  Trinity
                  Investment Management Corporation and of OFI
                                 Trust Company.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Timothy Ryan,                  Formerly a research  analyst in the large equities
Vice President                 group at Credit  Suisse Asset  Management  (August
                                 2001-June 2004)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior Vice President of OFI Private  Investments,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice   President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of    OppenheimerFunds
Senior Vice President          Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice   President  &  Assistant
Counsel

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Michael Sussman,               Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial  Reporting and Compliance at
Assistant Vice President       First Data Corporation (April 2003-June 2004).
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of    OppenheimerFunds
Senior Vice President          Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Mark S. Vandehey,              Vice  President of  OppenheimerFunds  Distributor,
Senior  Vice   President   and Inc., Centennial Asset Management  Corporation and
Chief Compliance Officer       Shareholder   Services,   Inc.;   Chief  Financial
                               Officer   of    HarbourView    Asset    Management
                               Corporation,   Oppenheimer  Partnership  Holdings,
                               Inc.,  Oppenheimer  Real Asset  Management,  Inc.,
                               Shareholder     Financial     Services,      Inc.,
                               OppenheimerFunds   Legacy  Program,   OFI  Private
                               Investments,  Inc.,  OFI  Trust  Company  and  OFI
                               Institutional  Asset  Management,   Inc.  Formerly
                               (until    March    2004)   Vice    President    of
                               OppenheimerFunds, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at  Reserve
Vice  President  and Assistant Management   Company,   Inc.  (April  to  December
Counsel                        2004);  attorney at Sidley Austin Brown & Wood LLP
                               (October 1997 - April 2004).

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of  Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Vincent Vermette,              Assistant  Vice   President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Teresa M. Ward,                Vice  President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice   President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice   President:    Rochester
Division

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Adam Weiner,                   None
Assistant Vice President

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of  HarbourView  Asset  Management
Vice President                 Corporation  and of  Centennial  Asset  Management
                               Corporation.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice   President  &  Associate
Counsel

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Christine Wells,               None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of  HarbourView  Asset  Management
Vice President                 Corporation.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International  Ltd.
Senior Vice President          and   OppenheimerFunds  plc  and  OppenheimerFunds
                               (Asia) Limited; Senior Vice President (Managing
                               Director of the International Division) of OFI
                               Institutional Asset Management, Inc..

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice   President  of   OppenheimerFunds
Assistant Vice President       Distributor,  Inc.; member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

William L. Wilby,              None
Senior  Vice   President   and
Senior   Investment   Officer,
Director of Equities

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief  Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director  and
                               President  of  OppenheimerFunds   Legacy  Program;
                               Senior   Vice   President   of    OppenheimerFunds
                                Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of    OppenheimerFunds
Senior Vice President          Distributor, Inc.
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView    Asset   Management
Senior Vice President and      Corporation;  OppenheimerFunds International Ltd.,
Treasurer                      Oppenheimer     Partnership    Holdings,     Inc.,

                               Oppenheimer   Real   Asset    Management,    Inc.,
                               Shareholder Services,  Inc., Shareholder Financial
                               Services,  Inc.,  OFI Private  Investments,  Inc.,
                               OFI   Institutional   Asset   Management,    Inc.,
                               OppenheimerFunds plc and  OppenheimerFunds  Legacy
                               Program;  Treasurer and Chief Financial Officer of
                               OFI  Trust   Company;   Assistant   Treasurer   of
                               Oppenheimer Acquisition Corp.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice   President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of  Centennial  Asset
                               Management Corporation; serves on the Board of
                               the Colorado Ballet.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of  Tremont  Capital  Management,  Inc.,

Executive   Vice    President, HarbourView  Asset Management  Corporation and OFI

Chief  Investment  Officer and Institutional  Asset Management,  Inc. (since June
Director                       2003)

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Zack                 General  Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.;  General Counsel of Centennial
General Counsel                Asset   Management   Corporation;    Senior   Vice

                               President  and  General   Counsel  of  HarbourView
                               Asset     Management     Corporation    and    OFI
                               Institutional Asset Management,  Inc.; Senior Vice
                               President,   General   Counsel  and   Director  of
                               Shareholder Financial Services,  Inc., Shareholder
                               Services, Inc., OFI Private Investments,  Inc. and
                               OFI Trust Company;  Vice President and Director of
                               Oppenheimer  Partnership Holdings,  Inc.; Director
                               and Assistant  Secretary of  OppenheimerFunds  plc
                               and    OppenheimerFunds     International    Ltd.;
                               Secretary  and  General   Counsel  of  Oppenheimer
                               Acquisition  Corp.;  Director of Oppenheimer  Real
                               Asset   Management,   Inc.  and   OppenheimerFunds
                               (Asia)     Limited);     Vice     President     of
                               OppenheimerFunds Legacy Program.

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior  Vice   President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

----------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series) OFI Tremont
Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund Oppenheimer
AMT-Free Municipals Oppenheimer AMT-Free New York Municipals Oppenheimer
Balanced Fund Oppenheimer California Municipal Fund Oppenheimer Capital
Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund Oppenheimer Convertible Securities Fund (Bond
Fund Series) Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity
Funds) Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State
Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Bond Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer
     Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama
Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2) Vice President None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Drier(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Heske                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                               Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja(2)                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.

Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine M. Puleo-Carter(2)       Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance

                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rachel Walkey                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N. Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of March, 2005.

                        OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President & Principal Executive
                             Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Thomas W. Courtney*      Chairman of the Board       March 24, 2005
--------------------------   of Directors
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal       March 24, 2005
--------------------------   Executive Officer
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief         March 24, 2005
--------------------------   Financial and
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton*         Director                    March 24, 2005

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*                                     March 24, 2005
------------------------     Director
Robert G. Galli

/s/ Lacy B. Herrmann*        Director                    March 24, 2005

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Director                    March 24, 2005

--------------------
Brian Wruble

*By: /s/ Mitchell J. Lindauer
--------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

               OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                       REGISTRATION STATEMENT NO. 33-34720

                                  EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

23(a) (v)      Articles of Amendment to Articles of Incorporation dated 8/29/03

23(d)(i)       Amended  and  Restated   Investment  Advisory  Agreement  dated
               1/01/05

23(d)(ii)      Administration Agreement dated 1/1/05

23(j)          Independent Registered Public Accounting Firm's Consent

23(m)(iii)     Amended and Restated Distribution and Service Plan and Agreement
               for Class C shares dated 2/11/04